UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number : 811-22436

EntrepreneurShares Series Trust

(Exact name of registrant as specified in charter)

175 Federal Street, Suite #875

Boston, MA 02110

(Address of principal executive offices) (Zip code)

Dr. Joel M. Shulman

175 Federal Street, Suite #875

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-617-917-2605

Date of fiscal year end: June 30

Date of reporting period: December 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

EntrepreneurShares Series Trust™

ERShares Entrepreneurs ETF

(ENTR)

ERShares NextGen Entrepreneurs ETF

(ERSX)

The Funds are exchange-traded funds. This means that shares of the Funds are listed on NYSE Arca, Inc. (“NYSE Arca”) and trade at market prices. The market price for each Fund’s shares may be different from its net asset value per share (“NAV”).

Semi-Annual Report

December 31, 2022

175 Federal Street
Suite 875
Boston, MA 02110
Toll Free: 877-271-8811

Fund Holdings (Unaudited)
December 31, 2022 (Unaudited)

ERShares Entrepreneurs ETF

Schedule of Investments Summary Table(1)
as of December 31, 2022 (Unaudited)

Sector	% of Net Assets
Communications	14.49%
Consumer Discretionary	7.26%
Consumer Staples	0.82%
Energy	1.35%
Financials	3.15%
Health Care	11.60%
Industrials	3.47%
Materials	3.23%
Real Estate	0.90%
Technology	50.98%
Other Assets in Excess of Liabilities	2.75%
100.00%

Top Ten Equity Holdings(1)(2)
as of December 31, 2022 (Unaudited)

Issuer	% of Net Assets
NVIDIA Corp.	3.97%
Qualcomm, Inc.	2.98%
Alphabet, Inc. - Class A	2.87%
Synopsys, Inc.	2.55%
Ubiquiti, Inc.	2.31%
Steel Dynamics, Inc.	2.24%
Twilio, Inc. - Class A	2.06%
Oracle Corp.	2.01%
Meta Platforms, Inc. - Class A	2.00%
EPAM Systems, Inc.	1.95%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

(2)	Short-term investments are not included.

1

Fund Holdings (Unaudited)
December 31, 2022 (Unaudited)

ERShares NextGen Entrepreneurs ETF

Schedule of Investments Summary Table(1)
as of December 31, 2022 (Unaudited)

Sector	% of Net Assets
Communications	9.53%
Consumer Discretionary	11.87%
Consumer Staples	6.47%
Energy	3.36%
Financials	7.75%
Health Care	15.96%
Industrials	4.42%
Information Technology	0.75%
Materials	4.13%
Real Estate	4.35%
Technology	24.80%
Utilities	0.80%
Other Assets in Excess of Liabilities	5.81%
100.00%

Top Ten Equity Holdings(1)(2)
as of December 31, 2022 (Unaudited)

Issuer	% of Net Assets
Telix Pharmaceuticals Ltd.	2.18%
carsales.com, Ltd.	1.88%
Wilmar International Ltd.	1.56%
Inter Parfums, Inc.	1.52%
Entain plc	1.45%
Merit Medical Systems, Inc.	1.31%
SEEK Ltd.	1.30%
HUB24 Ltd.	1.28%
Fairfax Financial Holdings Ltd.	1.25%
FirstService Corp.	1.25%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

(2)	Short-term investments are not included.

2

ERShares Entrepreneurs ETF
Schedule of Investments
December 31, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.25%
Communications — 14.49%
Airbnb, Inc., Class A(a)	2,917	$249,404
Alphabet, Inc., Class A(a)	9,072	800,422
AppLovin Corp.(a)	15,345	161,583
Bilibili, Inc. - ADR(a)	3,139	74,363
DoorDash, Inc., Class A(a)	4,050	197,721
Meta Platforms, Inc., Class A(a)	4,640	558,378
Netflix, Inc. (a)	711	209,660
Playtika Holding, Corp.(a)	26,813	228,179
Roblox Corp., Class A(a)	4,955	141,019
Roku, Inc.(a)	5,656	230,199
Shopify, Inc., Class A(a)	3,220	111,766
Shutterstock, Inc.	5,683	299,608
Snap, Inc., Class A(a)	18,957	169,665
Spotify Technology SA(a)	2,697	212,928
Trade Desk, Inc. (The), Class A(a)	5,974	267,814
ZoomInfo Technologies, Inc., Class A(a)	4,078	122,789
		4,035,498
Consumer Discretionary — 7.26%
Amazon.com, Inc.(a)	1,920	161,280
Chewy, Inc.(a)	5,872	217,734
Chipotle Mexican Grill, Inc.(a)	299	414,859
Copart, Inc.(a)	3,813	232,174
DraftKings, Inc., Class A(a)	16,061	182,935
Etsy, Inc.(a)	2,020	241,955
MercadoLibre, Inc.(a)	162	137,091
RH(a)	471	125,846
Tesla, Inc.(a)	998	122,934
Wayfair, Inc., Class A(a)	5,649	185,796
		2,022,604
Consumer Staples — 0.82%
Five Below, Inc.(a)	1,284	227,101

Energy — 1.35%
Chevron Corp.	977	175,362
Enphase Energy, Inc.(a)	757	200,574
		375,936
Financials — 3.15%
Ares Management Corp., Class A	6,079	416,047
Blackstone Group L.P. (The), Class A	691	51,265
Capital One Financial Corp.	1,956	181,830
First Republic Bank	1,134	138,223
Icahn Enterprises, L.P.	122	6,179
Robinhood Markets, Inc., Class A(a)	10,313	83,948
		877,492
Health Care — 11.60%
10X Genomics, Inc., Class A(a)	5,650	205,886
BeiGene Ltd. - ADR(a)	474	104,251
CRISPR Therapeutics AG(a)	1,725	70,121

See accompanying notes which are an integral part of these financial statements.

3

ERShares Entrepreneurs ETF
Schedule of Investments (continued)
December 31, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.25% (continued)
Health Care — 11.60% (continued)
Danaher Corp.	1,571	$416,975
Exact Sciences Corp.(a)	3,457	171,156
Exelixis, Inc.(a)	24,519	393,285
Masimo Corp.(a)	1,777	262,907
Regeneron Pharmaceuticals, Inc.(a)	450	324,671
ResMed, Inc.	2,179	453,515
Royalty Pharma PLC, Class A	6,153	243,167
Seagen, Inc.(a)	3,241	416,500
Teladoc Health, Inc.(a)	7,248	171,415
		3,233,849
Industrials — 3.47%
Cintas Corp.	1,188	536,524
Cognex Corp.	9,142	430,680
		967,204
Materials — 3.23%
Franco-Nevada Corp.	2,024	276,236
Steel Dynamics, Inc.	6,379	623,228
		899,464
Real Estate — 0.90%
Public Storage	892	249,929

Technology — 50.98%
Affirm Holdings, Inc. (a)	8,977	86,808
Alteryx, Inc., Class A(a)	2,335	118,314
Arista Networks, Inc.(a)	3,399	412,469
Atlassian Corp. PLC, Class A(a)	1,382	177,836
Bentley Systems, Inc.	9,350	345,576
Bill.com Holdings, Inc.(a)	1,460	159,082
Block, Inc., Class A(a)	4,599	289,001
Cloudflare, Inc., Class A (a)	5,894	266,468
CoStar Group, Inc.(a)	5,266	406,956
Coupa Software, Inc.(a)	1,997	158,102
Crowdstrike Holdings, Inc., Class A(a)	1,968	207,211
Datadog, Inc.(a)	2,952	216,972
Dropbox, Inc., Class A(a)	5,905	132,154
EPAM Systems, Inc.(a)	1,661	544,376
FleetCor Technologies, Inc.(a)	1,885	346,237
Fortinet, Inc.(a)	7,975	389,898
GitLab, Inc.(a)	3,984	181,033
HubSpot, Inc.(a)	329	95,124
MongoDB, Inc.(a)	1,479	291,126
Monolithic Power Systems, Inc.	951	336,283
NVIDIA Corp.	7,571	1,106,426
Okta, Inc.(a)	4,010	274,003
Oracle Corp.	6,847	559,674
Palo Alto Networks, Inc.(a)	2,859	398,945
Paycom Software, Inc.(a)	954	296,036
Pure Storage, Inc., Class A(a)	13,915	372,365

See accompanying notes which are an integral part of these financial statements.

4

ERShares Entrepreneurs ETF
Schedule of Investments (continued)
December 31, 2022 (Unaudited)

Common Stocks — 97.25% (continued)	Shares	Fair Value
Technology — 50.98% (continued)
Qualcomm, Inc.	7,541	$829,058
RingCentral, Inc., Class A(a)	4,837	171,230
Salesforce.com, Inc.(a)	3,162	419,250
Snowflake, Inc. (a)	2,445	350,955
Synopsys, Inc.(a)	2,221	709,144
Toast, Inc., Class A(a)	14,003	252,474
Twilio, Inc., Class A(a)	11,736	574,595
Ubiquiti, Inc.	2,357	644,710
UiPath, Inc., Class A(a)	12,297	156,295
Unity Software, Inc.(a)	6,452	184,463
Veeva Systems, Inc., Class A(a)	2,530	408,291
VMware, Inc., Class A(a)	2,657	326,173
Wolfspeed, Inc.(a)	5,202	359,146
Workday, Inc., Class A(a)	1,271	212,676
Zoom Video Communications, Inc., Class A(a)	2,637	178,630
Zscaler, Inc.(a)	2,321	259,720
		14,205,285
Total Common Stocks
(Cost $29,273,603)		27,094,362

Total Investments — 97.25%
(Cost $29,273,603)		27,094,362

Other Assets in Excess of Liabilities — 2.75%		766,258

Net Assets — 100.00%		$27,860,620

(a)	Non-income producing security.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

5

ERShares NextGen Entrepreneurs ETF
Schedule of Investments
December 31, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 94.19%
Australia — 9.55%
Communications — 3.17%
carsales.com, Ltd.	27,265	$383,649
SEEK Ltd.	18,607	264,504
		648,153
Consumer Discretionary — 1.56%
Flight Centre Travel Group Ltd.(a)	16,222	158,746
Harvey Norman Holdings, Ltd.	56,672	158,779
		317,525
Health Care — 2.18%
Telix Pharmaceuticals Ltd.(a)	90,361	446,202

Materials — 0.63%
Fortescue Metals Group Ltd.	9,173	128,200

Technology — 2.01%
HUB24 Ltd.	14,576	260,483
WiseTech Global Ltd.	4,381	150,658
		411,141
Total Australia		1,951,221

Belgium — 0.30%
Technology — 0.30%
Materialise NV - ADR(a)	6,985	61,468

Total Belgium		61,468

Bermuda — 3.10%
Consumer Discretionary — 0.44%
Luk Fook Holdings International Ltd.	30,012	89,028

Financials — 1.21%
Enstar Group, Ltd.(a)	1,073	247,906

Materials — 0.75%
Nine Dragons Paper Holdings Ltd.	169,086	153,720

Technology — 0.70%
Skyworth Group Ltd.	336,000	143,411

Total Bermuda		634,065

Canada — 12.15%
Consumer Discretionary — 3.01%
Aritzia, Inc.(a)	5,962	208,502
Gildan Activewear, Inc.	6,841	187,351
Linamar Corp.	2,925	132,429
Spin Master Corp.(a)	3,520	86,625
		614,907
Energy — 0.43%
Vermilion Energy, Inc.	4,959	87,774

See accompanying notes which are an integral part of these financial statements.

6

ERShares NextGen Entrepreneurs ETF
Schedule of Investments (continued)
December 31, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 94.19% (continued)
Canada — 12.15% (continued)
Financials — 2.51%
Fairfax Financial Holdings Ltd.	431	$255,321
First National Financial Corp.	5,610	150,904
Onex Corp.	2,186	105,413
		511,638
Industrials — 0.75%
GFL Environmental, Inc.	5,257	153,662

Materials — 2.18%
Cascades, Inc.	13,517	84,459
First Majestic Silver Corp.	5,841	48,662
First Quantum Minerals Ltd.	3,121	65,211
Franco-Nevada Corp.	589	80,388
Ivanhoe Mines Ltd.(a)	5,953	47,045
Triple Flag Precious Metals Corp.	2,046	28,334
West Fraser Timber Co. Ltd.	1,262	91,230
		445,329
Real Estate — 3.27%
Allied Properties Real Estate Investment Trust	12,018	227,232
Colliers International Group, Inc.	672	61,851
FirstService Corp.	2,080	254,726
Tricon Residential, Inc.	15,805	121,869
		665,678
Total Canada		2,478,988

Cayman Islands — 5.19%
Communications — 0.61%
Vnet Group, Inc. - ADR(a)	21,901	124,179

Consumer Discretionary — 1.54%
NagaCorp Ltd.(a)	213,771	187,837
Yadea Group Holdings Ltd.	75,829	126,252
		314,089
Financials — 1.67%
FinVolution Group - ADR	35,987	178,495
Noah Holdings Ltd. - ADR(a)	4,704	72,912
Value Partners Group Ltd.	243,510	89,431
		340,838
Materials — 0.57%
Lee & Man Paper Manufacturing Ltd.	264,957	116,185

Utilities — 0.80%
Tian Lun Gas Holdings Ltd.	329,390	164,105

Total Cayman Islands		1,059,396

China — 5.29%
Communications — 1.16%
Bilibili, Inc. - ADR(a)	4,903	116,152
Weimob, Inc.(a)	143,390	121,026
		237,178

See accompanying notes which are an integral part of these financial statements.

7

ERShares NextGen Entrepreneurs ETF
Schedule of Investments (continued)
December 31, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 94.19% (continued)
China — 5.29% (continued)
Consumer Discretionary — 1.01%
JD.com, Inc. - ADR	1,290	$72,408
NIU Technologies - ADR(a)	18,612	97,340
XPeng, Inc. - ADR(a)	3,791	37,683
		207,431
Energy — 0.68%
Daqo New Energy Corp. - ADR(a)	1,646	63,552
JinkoSolar Holding Co., Ltd. - ADR(a)	1,829	74,770
		138,322
Financials — 0.41%
Futu Holdings Ltd. - ADR(a)	2,040	82,926

Health Care — 1.05%
BeiGene Ltd. - ADR(a)	974	214,221

Technology — 0.98%
Kingdee International Software Group Co., Ltd.(a)	94,380	200,281

Total China		1,080,359

Denmark — 0.53%
Technology — 0.53%
Netcompany Group A/S(a)	2,560	108,950

Total Denmark		108,950

France — 0.17%
Communications — 0.17%
Ubisoft Entertainment S.A.(a)	1,259	35,579

Total France		35,579

Germany — 0.39%
Energy — 0.39%
VERBIO Vereinigte BioEnergie AG	1,217	78,925

Total Germany		78,925

Ireland — 1.10%
Health Care — 1.10%
Jazz Pharmaceuticals PLC(a)	1,412	224,946

Total Ireland		224,946

Isle Of Man — 1.45%
Consumer Discretionary — 1.45%
Entain PLC	18,551	295,406

Total Isle Of Man		295,406

Israel — 4.12%
Communications — 0.94%
Fiverr International Ltd.(a)	1,589	46,303
Wix.com Ltd.(a)	1,884	144,748
		191,051

See accompanying notes which are an integral part of these financial statements.

8

ERShares NextGen Entrepreneurs ETF
Schedule of Investments (continued)
December 31, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 94.19% (continued)
Israel — 4.12% (continued)
Energy — 0.69%
SolarEdge Technologies, Inc.(a)	496	$140,502

Technology — 2.49%
Check Point Software Technologies Ltd.(a)	1,137	143,445
JFrog Ltd(a)	5,898	125,804
Radware Ltd.(a)	12,183	240,614
		509,863
Total Israel		841,416

Japan — 3.23%
Industrials — 1.26%
S-Pool, Inc.	29,088	190,079
VisasQ, Inc.(a)	6,809	67,838
		257,917
Technology — 1.97%
GMO Payment Gateway, Inc.	1,283	106,086
Rorze Corp.	1,642	87,688
SHIFT, Inc.(a)	1,186	208,737
		402,511
Total Japan		660,428

Jersey — 0.93%
Communications — 0.93%
Gambling.com Group Ltd.(a)	20,864	190,906

Total Jersey		190,906

Singapore — 3.75%
Consumer Discretionary — 0.84%
Best World International, Ltd.(a)	128,500	170,770

Consumer Staples — 2.32%
Olam Group Ltd.	143,707	156,819
Wilmar International Ltd.	102,048	317,918
		474,737
Technology — 0.59%
UMS Holdings Ltd.	137,742	121,337

Total Singapore		766,844

South Africa — 1.18%
Consumer Staples — 1.18%
Shoprite Holdings Ltd.	18,185	241,043

Total South Africa		241,043

Spain — 0.42%
Industrials — 0.42%
Sacyr S.A.	30,636	85,153

Total Spain		85,153

See accompanying notes which are an integral part of these financial statements.

9

ERShares NextGen Entrepreneurs ETF
Schedule of Investments (continued)
December 31, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 94.19% (continued)
Sweden — 5.48%
Communications — 0.46%
Embracer Group A.B.(a)	20,629	$93,666

Consumer Discretionary — 0.76%
Evolution Gaming Group A.B.	1,594	155,282

Financials — 1.13%
Avanza Bank Holding A.B.	2,861	61,404
Nordnet A.B., Class A	11,747	170,128
		231,532
Health Care — 1.24%
Cellavision A.B.	6,850	150,479
Sectra A.B.	7,073	101,150
		251,629
Industrials — 0.56%
HMS Networks A.B.	1,701	55,407
Instalco A.B.	15,586	59,302
		114,709
Real Estate — 1.08%
Fabege A.B.	17,024	144,806
Neobo Fastigheter A.B.(a)	4,135	6,887
Samhallsbyggnadsbolaget i Norden A.B.	41,345	68,963
		220,656
Technology — 0.25%
Sinch A.B.(a)	13,933	51,355

Total Sweden		1,118,829

Switzerland — 1.74%
Health Care — 1.21%
CRISPR Therapeutics AG(a)	1,688	68,617
Medacta Group S.A.	1,604	179,074
		247,691
Technology — 0.53%
Sensirion Holding AG(a)	1,018	108,294

Total Switzerland		355,985

United Kingdom — 2.79%
Communications — 1.17%
Frontier Developments PLC(a)	12,656	147,327
Future PLC	4,093	62,383
S4 Capital PLC(a)	12,584	28,771
		238,481
Consumer Discretionary — 0.78%
Frasers Group PLC(a)	18,745	160,695

Health Care — 0.64%
Hikma Pharmaceuticals PLC	6,978	130,033

See accompanying notes which are an integral part of these financial statements.

10

ERShares NextGen Entrepreneurs ETF
Schedule of Investments (continued)
December 31, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 94.19% (continued)
United Kingdom — 2.79% (continued)
Technology — 0.20%
Computacenter PLC	1,782	$41,380

Total United Kingdom		570,589

United States — 30.68%
Communications — 0.92%
Cardlytics, Inc.(a)	10,391	60,060
Playtika Holding, Corp.(a)	15,065	128,203
		188,263
Consumer Discretionary — 0.48%
Skechers U.S.A., Inc., Class A(a)	2,335	97,953

Consumer Staples — 2.32%
e.l.f. Beauty, Inc.(a)	2,980	164,794
Inter Parfums, Inc.	3,209	309,733
		474,527
Energy — 1.17%
Ameresco, Inc., Class A(a)	1,668	95,310
Antero Resources Corp.(a)	4,630	143,484
		238,794
Financials — 0.82%
Palomar Holdings, Inc.(a)	2,009	90,726
Signature Bank	667	76,852
		167,578
Health Care — 8.54%
Allogene Therapeutics, Inc.(a)	8,121	51,081
Amphastar Pharmaceuticals, Inc.(a)	4,766	133,543
Arrowhead Pharmaceuticals, Inc.(a)	6,119	248,187
Catalyst Pharmaceuticals, Inc.(a)	10,549	196,211
Exelixis, Inc.(a)	4,165	66,807
Masimo Corp.(a)	1,523	225,328
Merit Medical Systems, Inc.(a)	3,795	268,002
Select Medical Holdings Corp.	7,414	184,090
ShockWave Medical, Inc.(a)	1,171	240,769
Supernus Pharmaceuticals, Inc.(a)	3,641	129,874
		1,743,892
Industrials — 1.43%
Cognex Corp.	3,322	156,499
Titan Machinery, Inc.(a)	3,378	134,208
		290,707
Information Technology — 0.75%
ExlService Holdings, Inc.(a)	899	152,318

Technology — 14.25%
Altair Engineering, Inc., Class A(a)	3,560	161,873
Appfolio, Inc., Class A(a)	1,681	177,144
Box, Inc., Class A(a)	3,330	103,663
Crowdstrike Holdings, Inc., Class A(a)	392	41,274
CS Disco, Inc.(a)	20,972	132,543

See accompanying notes which are an integral part of these financial statements.

11

ERShares NextGen Entrepreneurs ETF
Schedule of Investments (continued)
December 31, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 94.19% (continued)
United States — 30.68% (continued)
Technology — 14.25% (continued)
Dropbox, Inc., Class A(a)	8,185	$183,180
Fastly, Inc.(a)	16,206	132,727
Fortinet, Inc.(a)	1,843	90,104
MaxLinear, Inc.(a)	6,084	206,552
PagerDuty, Inc.(a)	7,946	211,047
Palo Alto Networks, Inc.(a)	434	60,560
PubMatic, Inc.(a)	6,287	80,536
Pure Storage, Inc., Class A(a)	4,199	112,365
R1 RCM, Inc.(a)	13,632	149,270
Rapid7, Inc.(a)	2,591	88,042
Repay Holdings Corp.(a)	22,205	178,750
Simulations Plus, Inc.	2,116	77,382
Super Micro Computer, Inc.(a)	2,504	205,578
TaskUs, Inc.(a)	4,588	77,537
Tenable Holdings, Inc.(a)	2,269	86,562
TTEC Holdings, Inc.	2,497	110,193
Unity Software, Inc.(a)	6,656	190,296
Zscaler, Inc.(a)	462	51,698
		2,908,876
Total United States		6,262,908

Virgin Islands British — 0.65%
Consumer Staples — 0.65%
Nomad Foods Ltd.(a)	7,757	133,731

Total Virgin Islands British		133,731

Total Common Stocks
(Cost $21,589,045)		19,237,135

Total Investments — 94.19%
(Cost $21,589,045)		19,237,135

Other Assets in Excess of Liabilities — 5.81%		1,186,118

Net Assets — 100.00%		$20,423,253

(a)	Non-income producing security.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

12

EntrepreneurShares Series Trust
Statements of Assets and Liabilities
December 31, 2022 (Unaudited)

		ERShares
	ERShares	NextGen
	Entrepreneurs	Entrepreneurs
	ETF	ETF
Assets
Investments, at cost	$29,273,603	$21,589,045
Investments, at fair value	27,094,362	19,237,135
Cash	767,963	586,403
Foreign currencies, at value (cost $3,708 and $612,491)	3,708	595,863
Dividends and interest receivable	6,627	8,334
Tax reclaims receivable	—	8,723
Total Assets	27,872,660	20,436,458
Liabilities
Unified fee	12,040	13,205
Total Liabilities	12,040	13,205

Net Assets	$27,860,620	$20,423,253
Net Assets consist of:
Paid-in capital	$57,712,905	$30,927,522
Accumulated deficit	(29,852,285)	(10,504,269)
Net Assets	$27,860,620	$20,423,253
Net Assets	$27,860,620	$20,423,253
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,125,000	1,680,000
Net asset value (offering and redemption price per share)	$8.92	$12.16

See accompanying notes which are an integral part of these financial statements.

13

EntrepreneurShares Series Trust
Statements of Operations
For the period ended December 31, 2022 (Unaudited)

		ERShares
	ERShares	NextGen
	Entrepreneurs	Entrepreneurs
	ETF	ETF
Investment Income
Dividend income (net of foreign taxes withheld of $325 and $17,639)	$82,274	$87,943
Interest income	21,251	13,369
Total investment income	103,525	101,312
Expenses
Unified fee	76,610	78,266
Total expenses	76,610	78,266
Net investment income	26,915	23,046
Net Realized and Change in Unrealized Gain (Loss) on
Investments
Net realized gain (loss) on:
Investments	(1,396,588)	(846,733)
Foreign currency transactions	—	(6,876)
Net realized loss	(1,396,588)	(853,609)
Change in unrealized appreciation (depreciation) on:
Investments	(309,674)	196,799
Foreign currency translations	—	8,151
Net change in unrealized appreciation (depreciation)	(309,674)	204,950
Net realized and change in unrealized loss on investments	(1,706,262)	(648,659)
Net decrease in net assets resulting from operations	$(1,679,347)	$(625,613)

See accompanying notes which are an integral part of these financial statements.

14

EntrepreneurShares Series Trust
Statements of Changes in Net Assets
December 31, 2022 (Unaudited)

			ERShares NextGen Entrepreneurs
	ERShares Entrepreneurs ETF		ETF
	For the Six		For the Six
	Months Ended	For the Year	Months Ended	For the Year
	December 31,	Ended June 30,	December 31,	Ended June 30,
	2022	2022	2022	2022
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$26,915	$(214,891)	$23,046	$76,718
Net realized loss on investments, in-kind redemptions and foreign currency transactions	(1,396,588)	(16,250,624)	(853,609)	(5,467,491)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(309,674)	(20,307,560)	204,950	(8,151,242)
Net decrease in net assets resulting from operations	(1,679,347)	(36,773,075)	(625,613)	(13,542,015)
Distributions to Shareholders:
From earnings	—	(42,316,735)	—	(7,092,944)
Change in net assets from distributions	—	(42,316,735)	—	(7,092,944)

Capital Transactions:
Proceeds from shares issued	500	6,049,089	256	693,417
Cost of shares redeemed	(759,678)	(39,621,311)	(642,129)	(734,438)
Net decrease in net assets resulting from capital transactions	(759,178)	(33,572,222)	(641,873)	(41,021)
Total Decrease in Net Assets	(2,438,525)	(112,662,032)	(1,267,486)	(20,675,980)

Net Assets
Beginning of period	30,299,146	142,961,178	21,690,739	42,366,719
End of period	$27,860,620	$30,299,146	$20,423,253	$21,690,739

Share Transactions
Issued	—	250,000	—	30,000
Redeemed	(75,000)	(2,475,000)	(50,000)	(50,000)
Net decrease in shares outstanding	(75,000)	(2,225,000)	(50,000)	(20,000)

See accompanying notes which are an integral part of these financial statements.

15

ERShares Entrepreneur ETF
Financial Highlights
(For a share outstanding during each period)

	For the Six
	Months
	Ended		For the
	December		For the Year	For the Year		For the Year		For the Year	Period
	31, 2022		Ended June	Ended June		Ended June		Ended June	Ended June
	(Unaudited)		30, 2022	30, 2021		30, 2020		30, 2019	30, 2018(a)
Selected Per Share Data:
Net asset value, beginning of period	$9.47		$26.35	$21.15		$17.49		$17.57	$15.00
Investment operations:
Net investment income (loss)	0.01		(0.13)	(0.11)		(0.01)		0.02	0.03
Net realized and unrealized gain (loss)	(0.56)		(8.03)	6.96		3.68		0.42	2.55
Total from investment operations	(0.55)		(8.16)	6.85		3.67		0.44	2.58
Less distributions to shareholders from:
Net investment income	—		(0.09)	—		(0.01)		(0.03)	(0.01)
Net realized gains	—		(8.63)	(1.65)		—		(0.49)	—
Total distributions	—		(8.72)	(1.65)		(0.01)		(0.52)	(0.01)
Net asset value, end of period	$8.92		$9.47	$26.35		$21.15		$17.49	$17.57
Market price, end of period	$8.92		$9.43	$26.36		$21.15		$17.48	$17.63
Total Return(b)	(5.81	)% (c)	(43.04)%	32.01%		21.03%		3.14%	17.43	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$27,861		$30,299	$142,961		$116,341		$76,956	$73,814
Ratio of Net Expenses to Net Assets(d)	0.49	% (e)	0.49%	0.49%		0.49%		0.49%	0.49	% (e)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.17	% (e)	(0.24)%	(0.41)%		(0.05)%		0.12%	0.25	% (e)
Portfolio turnover rate	40	% (c)	312%	714	% (f)	130	% (f)	39%	32	% (c)

(a)	For the period November 6, 2017 (commencement of operations) to June 30, 2018.

(b)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(c)	Not annualized.

(d)	The Fund operates under a “Unified Fee” structure under which the Advisor pays substantially all of the expenses for the Fund. The Fund pays the Advisor the Unified Fee, an amount based on its average net assets, computed daily and paid monthly. The Fund pays the Advisor 0.49% of its net assets.

(e)	Annualized.

(f)	The Fund has experienced an unusual interest rate environment combined with volatile markets resulting from inflationary concerns. These two factors posed potential adverse effects to the Fund. Thus, the portfolio manager engaged in temporary defensive positions as well as positioned the Fund to take the best advantage of the environment it was facing. These two actions, combined with a reversion of the defensive positions, resulted in an increased turnover for the Fund.

See accompanying notes which are an integral part of these financial statements.

16

ERShares NextGen Entrepreneurs ETF
Financial Highlights
(For a share outstanding during each period)

	For the Six
	Months
	Ended		For the
	December		For the Year	For the Year		For the Year	Period
	31, 2022		Ended June	Ended June		Ended June	Ended June
	(Unaudited)		30, 2022	30, 2021		30, 2020	30, 2019(a)
Selected Per Share Data:
Net asset value, beginning of period	$12.54		$24.21	$16.83		$16.83	$15.00
Investment operations:
Net investment income (loss)	0.01		0.02	(0.01)		0.08	0.14
Net realized and unrealized gain (loss)	(0.39)		(7.71)	7.50		0.19	1.69	(b)
Total from investment operations	(0.38)		(7.69)	7.49		0.27	1.83
Less distributions to shareholders from:
Net investment income	—		(0.83)	(0.11)		(0.27)	—
Net realized gains	—		(3.15)	—		—	—
Total distributions	—		(3.98)	(0.11)		(0.27)	—
Net asset value, end of period	$12.16		$12.54	$24.21		$16.83	$16.83
Market price, end of period	$12.16		$12.49	$24.27		$16.79	$16.89
Total Return(c)	(3.03	)% (d)	(36.35)%	44.58%		1.55%	12.22	% (d)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$20,423		$21,691	$42,367		$26,926	$22,723
Ratio of Net Expenses to Net Assets(e)	0.75	% (f)	0.75%	0.75%		0.75%	0.75	% (f)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.22	% (f)	0.23%	(0.04)%		0.64%	3.99	% (f)
Portfolio turnover rate	32	% (d)	222%	316	% (g)	139%	138	% (d)

(a)	For the period December 26, 2018 (commencement of operations) to June 30, 2019.

(b)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d)	Not annualized.

(e)	The Fund operates under a “Unified Fee” structure under which the Advisor pays substantially all of the expenses for the Fund. The Fund pays the Advisor the Unified Fee, an amount based on its average net assets, computed daily and paid monthly. The Fund pays the Advisor 0.75% of its net assets.

(f)	Annualized.

(g)	The Fund has experienced an unusual interest rate environment combined with volatile markets resulting from inflationary concerns. These two factors posed potential adverse effects to the Fund. Thus, the portfolio manager engaged in temporary defensive positions as well as positioned the Fund to take the best advantage of the environment it was facing. These two actions, combined with a reversion of the defensive positions, resulted in an increased turnover for the Fund.

See accompanying notes which are an integral part of these financial statements.

17

EntrepreneurShares Series Trust
Notes to the Financial Statements
December 31, 2022 (Unaudited)

1. ORGANIZATION

EntrepreneurShares Series Trust™ (the “Trust”) was organized on July 1, 2010 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of five funds and is authorized to issue an unlimited number of shares of beneficial interest for each fund (“Shares”). The accompanying financial statements are those of the ERShares Entrepreneurs ETF (previously known as ERShares Entrepreneur 30 ETF) and the ERShares NextGen Entrepreneurs ETF (previously known as ERShares Non-US Small Cap ETF) (individually referred to as a “Fund” or collectively as the “Funds”). The Funds are exchange-traded funds. The investment objective of the Funds is to seek long-term capital appreciation. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. The Funds are non-diversified and therefore may invest a greater percentage of their assets in fewer issuers than a diversified Fund. The assets of the Funds are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their NAV. Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares, of at least 25,000 Shares for the Entrepreneurs ETF and 10,000 Shares for the NextGen ETF, (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment

18

EntrepreneurShares Series Trust
Notes to the Financial Statements (continued)
December 31, 2022 (Unaudited)

Companies including Accounting Standards Update (“ASU”) 2013-08. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Funds hold their investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

Equity securities traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, securities are typically categorized as Level 1 and Level 2, respectively in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Funds use fair value adjustment factors provided daily by an independent pricing vendor to value certain foreign equity securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE Arca. These securities are considered as Level 2 in the fair value hierarchy.

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker

19

EntrepreneurShares Series Trust
Notes to the Financial Statements (continued)
December 31, 2022 (Unaudited)

prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes or the last sale price where appropriate; otherwise, fair value will be determined in accordance with fair value procedures approved by the Board.

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds may invest in American Depositary Receipts as well as other “hybrid” forms of depositary receipts, including Global Depositary Receipts. These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of securities issued by exchange-traded open-end investment companies, which are priced as equity securities as described above.

Income received by the Funds from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries, a portion of which may be reclaimable. The Funds may be subject to foreign taxes on capital gains on the sale of securities or foreign currency transactions. The Funds accrue foreign capital gains taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest. Such tax accrual is based in part on actual and estimated realized gains. Estimated realized gains are subject to change and such change could be material. However, management’s conclusions may be subject to future review and change based on changes in, or the interpretation of, the accounting standards or tax laws and regulations.

20

EntrepreneurShares Series Trust
Notes to the Financial Statements (continued)
December 31, 2022 (Unaudited)

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical assets.

Level 2 – Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following table provides the fair value measurement as of December 31, 2022, while the breakdown, by category, of common stocks is disclosed in the Schedule of Investments for each Fund.

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
ERShares Entrepreneurs ETF*
Common Stocks	$27,094,362	$—	$—	$27,094,362
Total	$27,094,362	$—	$—	$27,094,362

ERShares NextGen Entrepreneurs ETF*
Common Stocks	$11,816,294	$7,420,841	$—	$19,237,135
Total	$11,816,294	$7,420,841	$—	$19,237,135

*	For further information regarding security characteristic, please see the Schedules of Investments.

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, are recorded on the ex-dividend date. Investment income from non-U.S. sources received

21

EntrepreneurShares Series Trust
Notes to the Financial Statements (continued)
December 31, 2022 (Unaudited)

by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

C. Cash

Idle cash may be swept into various overnight demand deposits and is classified as cash or foreign currency on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

The Funds intend to distribute to their shareholders net investment income and net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to return of capital from investments.

3. INVESTMENT ADVISORY AND OTHER CONTRACTUAL SERVICES

A. Investment Advisory Fees

Capital Impact Advisors, LLC (the “Advisor”) a related party, serves as the Funds’ investment advisor pursuant to an Investment Advisory Agreement. Subject at all times to the supervision and approval of the Board, the Advisor is responsible for the overall management of the Trust. The Advisor has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Funds to operate. The Advisor receives a fee for its services, a “Unified Fee”. The ERShares Entrepreneurs ETF pays 0.49% of the Fund’s average daily net assets, computed daily and paid monthly. The ERShares NextGen Entrepreneurs ETF pays 0.75% of the Fund’s average daily net assets, computed daily and paid monthly. Out of the Unified Fee, the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, acquired fund fees and expenses, taxes and extraordinary expenses such as

22

EntrepreneurShares Series Trust
Notes to the Financial Statements (continued)
December 31, 2022 (Unaudited)

litigation and other expenses not incurred in the ordinary course of the Funds’ business. The Advisor’s Unified Fee is designed to cause substantially all of the Funds’ expenses to be paid and to compensate the Advisor for providing services for the Funds.

At December 31, 2022, certain officers of the Trust are officers, directors and/or trustees of the Advisor. Certain officers of the Trust were also employees of the Advisor. These officers were not compensated directly by the Funds.

Each non-interested Trustee of the Trust receives compensation of $3,500 for attending each Board meeting, including special meetings, as well as an additional $1,000 for each audit commit meeting. The Funds also reimburse the non-interested Trustees for their reasonable travel expenses incurred in attending meetings of the Board. Trustee fees are allocated to the five funds in the Trust based on each fund’s relative net assets. Trustee fees for the Funds are paid by the Advisor out of the Unified Fee with respect to ERShares Entrepreneurs ETF and ERShares NextGen Entrepreneurs ETF.

4. INVESTMENT TRANSACTIONS

For the period ended December 31, 2022, purchases and sales of investment securities, other than in-kind transactions and short-term investments, were as follows:

	Purchases	Sales
ERShares Entrepreneurs ETF	$12,766,650	$11,253,136
ERShares NextGen Entrepreneurs ETF	6,150,932	6,360,310

For the period ended December 31, 2022, purchases and sales for in-kind transactions were as follows:

	Purchases	Sales
ERShares Entrepreneurs ETF	$—	$727,390
ERShares NextGen Entrepreneurs ETF	—	598,775

For the period ended December 31, 2022, the ERShares Entrepreneurs ETF and ERShares NextGen Entrepreneurs ETF had in-kind net realized gains of $133,169 and $6,422, respectively.

There were no purchases or sales of long-term U.S. government obligations during the period ended December 31, 2022.

5. CAPITAL SHARE TRANSACTIONS

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statements of Changes in Net Assets.

23

EntrepreneurShares Series Trust
Notes to the Financial Statements (continued)
December 31, 2022 (Unaudited)

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs the Funds incur to issue or redeem Creation Units. The standard transaction fee charge is $250. For the six months ended December 31, 2022, the ERShares Entrepreneurs ETF and ERShares NextGen Entrepreneurs ETF received $500 and $250 in transaction fees, respectively. Transaction fees received by each Fund are included in the capital transactions presented on the Statements of Changes in Net Assets.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities.

During the six months ended December 31, 2022, the Funds did not receive securities in exchange for subscriptions of capital shares (subscriptions-in-kind).

6. FEDERAL TAX INFORMATION

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years plus the interim tax period since then for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

24

EntrepreneurShares Series Trust
Notes to the Financial Statements (continued)
December 31, 2022 (Unaudited)

At December 31, 2022, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

		ERShares
	ERShares	NextGen
	Entrepreneurs	Entrepreneurs
	ETF	ETF
Gross unrealized appreciation	$1,479,109	$1,194,999
Gross unrealized depreciation	(10,413,355)	(5,079,493)
Net unrealized appreciation (depreciation) on investments	(8,934,246)	(3,884,494)
Tax cost of investments	$35,441,805	$21,589,045

The tax character of distributions paid for the fiscal year ended June 30, 2022, the Funds’ most recent fiscal year end, was as follows:

		ERShares
	ERShares	NextGen
	Entrepreneurs	Entrepreneurs
	ETF	ETF
Distributions paid from:
Ordinary income(a)	$19,781,233	$3,813,825
Long-term capital gains	22,534,281	3,278,831
Tax return of capital	1,221	288
Total distributions paid	$42,316,735	$7,092,944

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At June 30, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

		ERShares
	ERShares	NextGen
	Entrepreneurs	Entrepreneurs
	ETF	ETF
Undistributed ordinary income	$—	$—
Undistributed long-term capital gains	—	—
Accumulated capital and other losses	(19,639,278)	(5,747,431)
Unrealized depreciation on investments	(8,533,662)	(4,129,841)
Total accumulated deficit	$(28,172,940)	$(9,877,272)

As of June 30, 2022, the ERShares Entrepreneurs ETF had short-term and long-term capital loss carryforwards available to offset future gains, not subject to expiration, in the amount of $1,371,461 and $174,697, respectively, and ERShares NextGen Entrepreneurs ETF had short-term carryforwards available to offset future gains, not subject to expiration, in the amount of $5,747,431.

25

EntrepreneurShares Series Trust
Notes to the Financial Statements (continued)
December 31, 2022 (Unaudited)

Certain capital and qualified late year losses incurred after October 31 and within the current taxable year are deemed to arise on the first business day of the Funds’ following taxable year. For the fiscal year ended June 30, 2022, the ERShares Entrepreneurs ETF deferred post October capital and late year ordinary losses in the amount of $18,093,119.

7. INVESTMENT RISKS

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of a Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of December 31, 2022, the ERShares Entrepreneurs ETF had 50.98% of the value of its net assets invested in stocks within the Technology sector.

Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds’ portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may

26

EntrepreneurShares Series Trust
Notes to the Financial Statements (continued)
December 31, 2022 (Unaudited)

have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds’ portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

NOTE 8. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

27

Liquidity Risk Management Program (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, each Fund’s investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the 12 months ended December 31, 2022, the Board and the Trust’s Liquidity Risk Management Program Administrator (the “LPA”) reviewed each Fund’s investments and determined that each Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and LPA concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

28

Summary of Fund Expenses (Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The expense examples below are based on an investment of $1,000 invested on July 1, 2022 and held through the period ended December 31, 2022. Investors may pay brokerage commissions on their purchases and sales of exchange traded fund shares, which are not reflected in the example.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Ending
	Beginning	Account	Expenses
	Account	Value	Paid	Annualized
	Value July	December	During	Expense
	1, 2022	31, 2022	Period(a)	Ratio
ERShares Entrepreneurs ETF
Actual	$1,000.00	$941.90	$2.40	0.49%
Hypothetical(b)	$1,000.00	$1,025.21	$2.50	0.49%
ERShares NextGen Entrepreneurs ETF
Actual	$1,000.00	$969.70	$3.72	0.75%
Hypothetical(b)	$1,000.00	$1,025.21	$3.82	0.75%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

29

Investment Advisory Agreement Approval (Unaudited)

On August 24, 2022 all of the Trustees of EntrepreneurShares Series Trust (the “Trust”) met to discuss, among other things, the continuation of the investment advisory agreement for the ERShares NextGen Entrepreneurs ETF (formerly known as the ERShares Non-US Small Cap ETF) and ERShares Entrepreneurs ETF (formerly known as the ERShares Entrepreneur 30 ETF) (collectively referred to as the “Funds”). In preparation for the meeting they reviewed materials addressing the review and consideration of the investment advisory agreements (the “Advisory Agreements”), which included a Gartenberg Memo to the Board of Trustees (the “Board”) from legal counsel, 15(c) analyses for the Funds, and the returns of each Fund and the Funds’ benchmark indices provided in the quarterly Board materials.

Capital Impact Advisors, LLC (“Adviser”) is the investment adviser to the Funds. The Adviser is responsible for management of the investment portfolio of the Funds, and for overall management of the Funds’ business and affairs pursuant to the Advisory Agreements.

At the meeting, the Trustees had ample opportunity to consider matters they deemed relevant in considering the approval of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints. In addition to the materials requested by the Trustees in connection with their consideration of the continuation of the Advisory Agreements, the Trustees received materials in advance of each regular quarterly meeting of the Board of Trustees that provided information relating to the services provided by the Adviser.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Advisory Agreements. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreements. In considering the renewal of the Advisory Agreements, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

30

Investment Advisory Agreement Approval (Unaudited) (continued)

Nature, Extent and Quality of Services. The Board reviewed materials provided by Capital Impact Advisors related to the proposed renewal of the Advisory Agreements with respect to the Funds, including its Form ADV and related schedules, a description of the manner in which investment decisions were made and executed, a review of the personnel performing services for each of the Funds, including the individuals that primarily monitor and execute the investment process. The Board discussed the extent of the research capabilities, the quality of the compliance infrastructure and the experience of its investment advisory personnel. The Board noted that the Adviser was an experienced investment adviser with seasoned senior management and that the performance of each Fund was supported by the quality and experience of the staff. Additionally, the Board received satisfactory responses from the representatives of the Adviser with respect to a series of important questions, including: whether the Adviser was involved in any lawsuits or pending regulatory actions; whether the advisory services provided to its other accounts would conflict with the advisory services provided to each of the Funds; whether there were procedures in place to adequately allocate trades among its respective clients; and whether the Adviser’s CCO had processes in place to review the portfolio managers’ performance of their duties to ensure compliance under its compliance program. The Board reviewed the information provided on the practices for monitoring compliance with each of the Funds’ investment limitations and discussed the compliance programs with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that the policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted the Adviser’s representation that the prospectus and statement of additional information for the Funds accurately describe the investment strategies of each of the Funds. The Board then reviewed a description of the capitalization of the Adviser based on financial information provided by and representations made by the Adviser and its representatives and concluded that the Adviser was sufficiently well-capitalized, or its principals have the ability to make additional contributions in order to meet its obligations to each of the Funds. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the advisory services to be provided by the Adviser to each of the Funds were satisfactory.

The Board reviewed the performance, fee and expense information provided by

31

Investment Advisory Agreement Approval (Unaudited) (continued)

Ultimus using data provided by Morningstar, Inc. (“Morningstar”). The Board considered the limitations with such a process, including that the categorization determined by Morningstar may or may not subjectively correlate with a Fund’s investment strategy or portfolio holdings. The Board noted that the historical data used in the analyses was as of the reporting period ended June 30, 2022, and that as of that date the NextGen ETF, and Entrepreneurs ETF had approximately $21,691 and $30,299 million in net assets, respectively.

Performance.

Entrepreneur ETF

The Board discussed Morningstar’s classification of the Entrepreneurs ETF. The Board also referred to the category analysis as of June 30, 2022, noting the average net assets for funds in the category. The Board observed that the Entrepreneurs ETF’s one-year and, three year and since inception annualized returns and compared that to the peer group’s, and Morningstar category’s, and index average annualized returns for these same periods. The Board noted that performance lagged the comparative references, but that the strategy was long term and that it seemed imprudent to suggest that the Adviser change course.

NextGen ETF

The Board discussed Morningstar’s classification of the NextGen ETF. The Board also referred to the category analysis as of June 30, 2022, noting the average net assets for funds in the category. The Board observed that the NextGen 30 ETF’s one-year and since inception annualized returns and compared that to the peer group’s average one-year and three-year since inception annualized returns. The Board noted that performance lagged the comparative references, but that the strategy was long term. Here too, the Board noted it seemed imprudent to suggest that the Adviser change course.

Fees and Expenses. The Board reviewed the fee and expense information provided by the Adviser. The Board considered the limitations with such a process, including that the categorization determined by Morningstar may or may not subjectively correlate with a Fund’s investment strategy or portfolio holdings. The Board noted that the historical data used in the 15(c) analyses was as of the reporting period ended June 30, 2022.

Entrepreneur ETF

The Board noted that the Entrepreneurs ETF’s management fee of 0.49%, which is structured as a unified fee and compared that to the peer group’s average management fee of 0.64%, noted that the total annual fund

32

Investment Advisory Agreement Approval (Unaudited) (continued)

operating expense of 0.49% and compared that to the peer group’s average total annual fund operating expense of 0.64%.The Board concluded that the fee charged by the Adviser to the Fund was not unreasonable.

NextGen ETF

The Board noted that the NextGen ETF’s management fee of 0.75%, which is structured as a unified fee and compared that to the peer group’s average management fee of 0.54% noted that the total annual fund operating expense of 0.75% and compared that to the peer group’s average total annual fund operating expense of 0.54%.The Board consider the Adviser’s unique entrepreneurial investment approach and the resources required to implement and maintain such an approach with respect to management of the Fund. The Board concluded that the fee charged by the Adviser to the Fund was not unreasonable.

Profitability. The Board reviewed a profitability analysis provided by the Adviser. They noted that the Adviser provided the Funds’ annual and semi-annual shareholder reports, which contained audited financial statements including gross revenues earned by each Adviser with respect to its management of a respective Fund. They noted that while each Adviser earned a profit with respect to its management of the Funds, the profit return did not appear to be excessive.

Economies of Scale. The Board examined the Advisor’s effort to achieve economies of scale for each Fund to the benefit of each Fund’s respective shareholders. The Board determined that as the Funds’ assets increase, economies of scale could be realized.

Conclusion

The Board weighed all of the factors presented to them in the Gartenburg Memo, the Morningstar analysis of returns and expense ratios, the returns of the benchmark indices, profitability analysis and discussions with the Adviser during the Board meeting to consider the renewal of the Agreements. Without paying particular weight to any one factor, the Board, including a majority of the Independent Trustees, determined the advisory fees were fair and reasonable for the services provided and it was in the best interest of shareholders to continue the Advisory Agreements for a one-year period.

33

Additional Information (Unaudited)

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT (or any predecessor form). These filings are available on the SEC’s website at www.sec.gov. In addition, the Funds’ Form N-PORT is available without charge, upon request, by calling 1-877-271-8811.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available without charge, upon request, by (1) calling 1-877-271-8811, or (2) on the SEC’s website at www.sec.gov.

HOUSEHOLDING

To reduce expenses, each Fund generally mails only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts and to shareholders that such Fund reasonably believes are from the same family and household. This is referred to as “householding.” If you wish to discontinue householding and would like to receive individual copies of these documents, please call us at 1-877-271-8811. Once a Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving requests. This policy does not apply to account statements.

34

Advisor
Capital Impact Advisors, LLC
175 Federal Street, Suite 875
Boston, MA 02110

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Custodian and Transfer Agent
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

Distributor
Vigilant Distributors, LLC
223 Wilmington West Chester Pike, Suite 216
Chadds Ford, PA 19317

Administrator, Accountant and Dividend Disbursing Agent
Ultimus Fund Solutions, LLC
225 Pictoria Drive,
Cincinnati, OH 45246

Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

This report should be accompanied or preceded by a prospectus.

ERShares ETF-SAR-22

EntrepreneurShares Series Trust™

ERShares Global Entrepreneurs (ENTIX)

ERShares US Small Cap (IMPAX)

ERShares US Large Cap (IMPLX)

Semi-Annual Report

December 31, 2022

175 Federal Street
Suite 875
Boston, MA 02110
Toll Free: 877-271-8811

Fund Holdings (Unaudited)
December 31, 2022 (Unaudited)

ERShares Global Entrepreneurs

Schedule of Investments Summary Table(1)
as of December 31, 2022 (Unaudited)

Sector	% of Net Assets
Communications	11.18%
Consumer Discretionary	11.44%
Consumer Staples	4.70%
Energy	5.00%
Financials	8.57%
Health Care	20.60%
Industrials	2.77%
Materials	2.43%
Real Estate	1.67%
Technology	28.74%
Money Market Funds	2.89%
Other Assets in Excess of Liabilities	0.01%
100.00%

ERShares US Small Cap

Schedule of Investments Summary Table(1)
as of December 31, 2022 (Unaudited)

Sector	% of Net Assets
Communications	4.17%
Consumer Discretionary	11.81%
Consumer Staples	4.95%
Energy	5.06%
Financials	6.88%
Health Care	28.49%
Industrials	9.06%
Information Technology	1.16%
Materials	2.14%
Real Estate	1.64%
Technology	22.77%
Money Market Funds	1.90%
Liabilities in Excess of Other Assets	-0.03%
100.00%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Fund Holdings (Unaudited)
December 31, 2022 (Unaudited)

ERShares US Large Cap

Schedule of Investments Summary Table(1)
as of December 31, 2022 (Unaudited)

Sector	% of Net Assets
Communications	11.20%
Consumer Discretionary	10.47%
Consumer Staples	2.77%
Energy	1.86%
Financials	5.14%
Health Care	11.74%
Industrials	2.98%
Materials	1.57%
Real Estate	1.46%
Technology	49.18%
Money Market Funds	1.68%
Liabilities in Excess of Other Assets	-0.05%
100.00%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

ERShares Global Entrepreneur
Schedule of Investments
December 31, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.10%
Argentina — 0.36%
Consumer Discretionary — 0.36%
MercadoLibre, Inc.(a)	181	$153,169

Total Argentina		153,169

Australia — 3.57%
Communications — 0.57%
SEEK Ltd.	17,067	243,416

Consumer Discretionary — 0.63%
Flight Centre Travel Group Ltd.(a)	27,630	272,557

Health Care — 0.63%
Telix Pharmaceuticals Ltd.(a)	54,451	269,493

Materials — 0.51%
Fortescue Metals Group Ltd.	15,754	219,970

Technology — 1.23%
Technology One Ltd.	33,491	299,593
WiseTech Global Ltd.	6,656	229,963
		529,556
Total Australia		1,534,992

Bermuda — 0.85%
Consumer Discretionary — 0.25%
Luk Fook Holdings International Ltd.	35,753	106,266

Financials — 0.60%
Enstar Group, Ltd.(a)	1,130	261,076

Total Bermuda		367,342

Canada — 4.31%
Communications — 0.51%
Shopify, Inc., Class A(a)	6,224	216,035

Consumer Discretionary — 1.30%
Linamar Corp.	3,416	154,659
Richelieu Hardware Ltd.	9,152	244,761
Spin Master Corp.(a)	6,344	156,123
		555,543
Energy — 0.41%
Vermilion Energy, Inc.	9,932	175,796

Financials — 0.66%
Fairfax Financial Holdings Ltd.	301	178,310
Onex Corp.	2,259	108,933
		287,243
Materials — 0.41%
First Majestic Silver Corp.	7,868	65,549
First Quantum Minerals Ltd.	3,033	63,373
Franco-Nevada Corp.	354	48,314
		177,236

See accompanying notes which are an integral part of these financial statements.

ERShares Global Entrepreneur
Schedule of Investments (continued)
December 31, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.10% (continued)
Canada — 4.31% (continued)
Real Estate — 0.53%
FirstService Corp.	767	$93,930
Mainstreet Equity Corp.(a)	1,548	134,912
		228,842
Technology — 0.49%
Topicus.com, Inc.(a)	4,025	211,335

Total Canada		1,852,030

Cayman Islands — 4.43%
Consumer Discretionary — 2.30%
NagaCorp Ltd.(a)	660,982	582,604
Yadea Group Holdings Ltd.	243,004	406,586
		989,190
Consumer Staples — 0.40%
Herbalife Nutrition Ltd.(a)	11,674	173,709

Financials — 0.86%
FinVolution Group - ADR	49,727	246,646
Value Partners Group Ltd.	335,995	123,971
		370,617
Health Care — 0.08%
Essex Bio-Technology Ltd.	62,000	33,361

Materials — 0.79%
Xinyi Glass Holdings Ltd.	181,986	338,998

Total Cayman Islands		1,905,875

China — 4.44%
Communications — 1.35%
Bilibili, Inc. - ADR(a)	7,354	174,216
Vnet Group, Inc. - ADR(a),(b)	29,374	166,551
Weimob, Inc.(a)	274,851	234,513
		575,280
Consumer Discretionary — 0.69%
Bosideng International Holdings, Ltd.	444,476	211,260
NIO, Inc. - ADR(a)	2,236	21,801
NIU Technologies - ADR(a)	12,570	65,741
		298,802
Energy — 0.43%
Daqo New Energy Corp. - ADR(a)	2,781	107,374
JinkoSolar Holding Co., Ltd. - ADR(a),(b)	1,878	76,773
		184,147
Financials — 0.28%
Futu Holdings Ltd. - ADR(a)	2,917	118,576

Health Care — 1.29%
BeiGene Ltd. - ADR(a)	1,887	415,027
Sino Biopharmaceutical Ltd.	240,917	141,052
		556,079

See accompanying notes which are an integral part of these financial statements.

ERShares Global Entrepreneur
Schedule of Investments (continued)
December 31, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.10% (continued)
China — 4.44% (continued)
Technology — 0.40%
Kingsoft Corp. Ltd.	51,538	$172,331

Total China		1,905,215

Denmark — 1.11%
Health Care — 0.80%
Genmab A/S(a)	819	346,782

Technology — 0.31%
Netcompany Group A/S(a)	3,127	132,449

Total Denmark		479,231

France — 1.23%
Communications — 0.19%
Ubisoft Entertainment S.A.(a)	2,880	81,444

Consumer Staples — 0.42%
Danone S.A. - ADR	17,169	180,532

Technology — 0.62%
Teleperformance	1,124	268,032

Total France		530,008

Germany — 0.66%
Communications — 0.38%
Delivery Hero S.E.(a)	3,490	167,344

Energy — 0.28%
VERBIO Vereinigte BioEnergie AG	1,823	118,293

Total Germany		285,637

Hong Kong — 0.89%
Industrials — 0.89%
Techtronic Industries Co. Ltd.	34,252	382,208

Total Hong Kong		382,208

Ireland — 1.81%
Health Care — 1.42%
Jazz Pharmaceuticals PLC(a)	3,838	611,432

Industrials — 0.39%
Cimpress PLC(a)	6,099	168,393

Total Ireland		779,825

Isle Of Man — 0.85%
Consumer Discretionary — 0.85%
Entain PLC	22,903	365,880

Total Isle Of Man		365,880

See accompanying notes which are an integral part of these financial statements.

ERShares Global Entrepreneur
Schedule of Investments (continued)
December 31, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.10% (continued)
Israel — 1.93%
Communications — 0.41%
Wix.com Ltd.(a)	2,301	$176,786

Energy — 0.70%
SolarEdge Technologies, Inc.(a)	1,066	301,966

Technology — 0.82%
Check Point Software Technologies Ltd.(a)	1,655	208,795
Radware Ltd.(a)	7,155	141,311
		350,106
Total Israel		828,858

Italy — 0.36%
Communications — 0.36%
Digital Bros SpA	6,448	154,796

Total Italy		154,796

Japan — 0.42%
Communications — 0.42%
GMO internet, Inc.	9,504	178,552

Total Japan		178,552

Jersey — 0.62%
Communications — 0.62%
Gambling.com Group Ltd.(a)	29,187	267,061

Total Jersey		267,061

Luxembourg — 0.33%
Communications — 0.33%
Spotify Technology SA(a)	1,824	144,005

Total Luxembourg		144,005

Netherlands — 0.25%
Technology — 0.25%
Adyen NV - ADR(a)	7,851	108,344

Total Netherlands		108,344

Singapore — 1.13%
Communications — 0.24%
Sea Ltd. - ADR(a)	1,944	101,146

Consumer Staples — 0.89%
Wilmar International Ltd.	123,149	383,404

Total Singapore		484,550

Sweden — 1.90%
Communications — 0.31%
Embracer Group A.B.(a)	29,457	133,514

Consumer Discretionary — 0.97%
Evolution Gaming Group A.B.	4,269	415,462

See accompanying notes which are an integral part of these financial statements.

ERShares Global Entrepreneur
Schedule of Investments (continued)
December 31, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.10% (continued)
Sweden — 1.90% (continued)
Financials — 0.47%
EQT A.B.	9,632	$203,653

Technology — 0.15%
Sinch A.B.(a)	17,102	62,664

Total Sweden		815,293

Switzerland — 1.56%
Consumer Discretionary — 0.34%
Cie Financiere Richemont SA	1,112	144,203

Financials — 0.35%
Partners Group Holding AG	174	153,715

Health Care — 0.51%
CRISPR Therapeutics AG(a)	5,461	221,989

Technology — 0.36%
Sensirion Holding AG(a)	1,442	152,842

Total Switzerland		672,749

United Kingdom — 2.02%
Financials — 0.38%
Hargreaves Lansdown PLC	15,851	164,063

Health Care — 0.69%
Hikma Pharmaceuticals PLC	15,836	297,109

Industrials — 0.56%
HomeServe PLC	16,549	239,467

Materials — 0.39%
Antofagasta PLC	8,908	166,429

Total United Kingdom		867,068

United States — 62.07%
Communications — 5.49%
Airbnb, Inc., Class A(a)	2,272	194,256
Alphabet, Inc., Class A(a)	6,457	569,702
DISH Network Corp., Class A(a)	10,784	151,407
Meta Platforms, Inc., Class A(a)	3,101	373,174
Omnicom Group, Inc.	4,723	385,255
Playtika Holding, Corp.(a)	24,854	211,508
Roku, Inc.(a)	2,973	121,001
Trade Desk, Inc. (The), Class A(a)	4,898	219,577
ZoomInfo Technologies, Inc., Class A(a)	4,516	135,977
		2,361,857
Consumer Discretionary — 3.75%
Advance Auto Parts, Inc.	461	67,781
Amazon.com, Inc.(a)	3,807	319,788
Chipotle Mexican Grill, Inc.(a)	123	170,661
Copart, Inc.(a)	2,136	130,061

See accompanying notes which are an integral part of these financial statements.

ERShares Global Entrepreneur
Schedule of Investments (continued)
December 31, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.10% (continued)
United States — 62.07% (continued)
Consumer Discretionary — 3.75% (continued)
Starbucks Corp.	2,117	$210,007
Tesla, Inc.(a)	1,410	173,684
TJX Cos., Inc. (The)	2,329	185,388
Ulta Beauty, Inc.(a)	763	357,901
		1,615,271
Consumer Staples — 2.99%
Boston Beer Co., Inc. (The), Class A(a)	291	95,890
Constellation Brands, Inc., Class A	896	207,648
Costco Wholesale Corp.	162	73,953
e.l.f. Beauty, Inc.(a)	6,224	344,187
Inter Parfums, Inc.	1,771	170,937
Monster Beverage Corp.(a)	2,708	274,944
Walgreens Boots Alliance, Inc.	3,043	113,686
		1,281,245
Energy — 3.18%
Chesapeake Energy Corp.	1,259	118,812
Chevron Corp.	2,523	452,853
Enphase Energy, Inc.(a)	389	103,069
Kinder Morgan, Inc.	12,643	228,585
Valero Energy Corp.	2,291	290,636
W&T Offshore, Inc. (a)	31,536	175,971
		1,369,926
Financials — 4.97%
Apollo Global Management Inc.	4,557	290,692
Ares Management Corp., Class A	2,812	192,453
BlackRock, Inc.	353	250,146
Blackstone Group L.P. (The), Class A	2,516	186,662
Capital One Financial Corp.	1,245	115,735
Charles Schwab Corp. (The)	2,297	191,248
Citizens Financial Group, Inc.	2,666	104,960
Icahn Enterprises, L.P.	1,698	85,991
Intercontinental Exchange, Inc.	1,818	186,509
Pinnacle Financial Partners, Inc.	3,221	236,421
Signature Bank	1,067	122,940
Western Alliance Bancorp	2,932	174,630
		2,138,387
Health Care — 15.18%
Amedisys, Inc.(a)	2,256	188,466
Catalyst Pharmaceuticals, Inc.(a)	20,855	387,903
Danaher Corp.	2,499	663,284
Exelixis, Inc.(a)	33,988	545,168
Globus Medical, Inc., Class A(a)	7,647	567,943
HCA Healthcare, Inc.	1,930	463,123
Invitae Corp.(a)	18,337	34,107
Masimo Corp.(a)	1,682	248,852
Regeneron Pharmaceuticals, Inc.(a)	478	344,872
ResMed, Inc.	1,872	389,619

See accompanying notes which are an integral part of these financial statements.

ERShares Global Entrepreneur
Schedule of Investments (continued)
December 31, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.10% (continued)
United States — 62.07% (continued)
Health Care — 15.18% (continued)
Royalty Pharma PLC, Class A	7,089	$280,157
Seagen, Inc.(a)	1,628	209,214
ShockWave Medical, Inc.(a)	1,616	332,266
Supernus Pharmaceuticals, Inc.(a)	8,027	286,323
United Therapeutics Corp.(a)	1,945	540,885
Universal Health Services, Inc., Class B	3,923	552,712
Vertex Pharmaceuticals, Inc.(a)	1,706	492,659
		6,527,553
Industrials — 0.93%
Cintas Corp.	272	122,841
Cognex Corp.	5,888	277,384
		400,225
Materials — 0.33%
Steel Dynamics, Inc.	1,469	143,521

Real Estate — 1.14%
Alexandria Real Estate Equities, Inc.	1,047	152,516
Extra Space Storage, Inc.	1,108	163,075
Medical Properties Trust, Inc.	15,835	176,402
		491,993
Technology — 24.11%
Apple, Inc.	4,565	593,130
Arista Networks, Inc.(a)	2,794	339,052
Asana, Inc., Class A(a)	14,197	195,493
Bentley Systems, Inc.	10,894	402,642
Bill.com Holdings, Inc.(a)	1,157	126,067
Block, Inc., Class A(a)	2,054	129,073
Cloudflare , Inc., Class A(a)	4,314	195,036
CoStar Group, Inc.(a)	3,385	261,593
Crowdstrike Holdings, Inc., Class A(a)	1,439	151,512
Datadog, Inc.(a)	1,503	110,471
DocuSign, Inc.(a)	4,751	263,300
EPAM Systems, Inc.(a)	723	236,956
FleetCor Technologies, Inc.(a)	2,245	412,362
Fortinet, Inc.(a)	4,010	196,049
Juniper Networks, Inc.	12,705	406,052
Microchip Technology, Inc.	2,988	209,907
Microsoft Corp.	1,802	432,156
MongoDB, Inc.(a)	1,388	273,214
Monolithic Power Systems, Inc.	701	247,881
NVIDIA Corp.	3,624	529,611
Okta, Inc.(a)	3,079	210,388
Oracle Corp.	4,268	348,866
PagerDuty, Inc.(a)	4,425	117,528
Palo Alto Networks, Inc.(a)	1,347	187,960
Paycom Software, Inc.(a)	1,420	440,640
Qualcomm, Inc.	2,964	325,862

See accompanying notes which are an integral part of these financial statements.

ERShares Global Entrepreneur
Schedule of Investments (continued)
December 31, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.10% (continued)
United States — 62.07% (continued)
Technology — 24.11% (continued)
Salesforce.com, Inc.(a)	3,585	$475,335
Snowflake, Inc. (a)	1,189	170,669
SS&C Technologies Holdings, Inc.	3,110	161,907
Synopsys, Inc.(a)	744	237,552
Twilio, Inc., Class A(a)	3,171	155,252
Ubiquiti, Inc.	668	182,718
Veeva Systems, Inc., Class A(a)	2,651	427,818
VMware, Inc., Class A(a)	5,729	703,292
Workday, Inc., Class A(a)	1,433	239,784
Zoom Video Communications, Inc., Class A(a)	1,927	130,535
Zscaler, Inc.(a)	1,217	136,182
		10,363,845
Total United States		26,693,823

Total Common Stocks
(Cost $46,433,494)		41,756,511

Money Market Funds - 2.89%
Fidelity Investments Money Market Treasury Only Portfolio, Class I, 3.99%(c)	1,244,206	1,244,206

Total Money Market Funds
(Cost $1,244,206)		1,244,206

Total Investments — 99.99%
(Cost $47,677,700)		43,000,717

Other Assets in Excess of Liabilities — 0.01%		5,485

Net Assets — 100.00%		$43,006,202

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan as of December 31, 2022. The total value of the securities on loan as of December 31, 2022 was $194,163.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2022.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

ERShares US Small Cap
Schedule of Investments
December 31, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.13%
Communications — 4.17%
Cargurus, Inc.(a)	18,342	$256,971
Eventbrite, Inc., Class A(a)	64,295	376,769
HealthStream, Inc.(a)	18,266	453,727
IMAX Corp.(a)	17,018	249,484
Match Group, Inc.(a)	6,347	263,337
Shutterstock, Inc.	16,685	879,634
World Wrestling Entertainment, Inc., Class A	7,568	518,559
Yelp, Inc.(a)	13,463	368,078
		3,366,559
Consumer Discretionary — 11.81%
1-800-Flowers.com, Inc., Class A(a)	50,011	478,105
2U, Inc.(a)	29,224	183,234
Advance Auto Parts, Inc.	1,316	193,491
Arhaus, Inc.(a)	74,825	729,544
AutoNation, Inc.(a)	4,482	480,919
Bloomin’ Brands, Inc.	32,992	663,798
Carriage Services, Inc.	28,052	772,553
Cheesecake Factory, Inc. (The)	18,378	582,766
Cinemark Holdings, Inc.(a)	21,377	185,125
DraftKings, Inc., Class A(a)	4,556	51,893
Funko, Inc., Class A(a)	68,910	751,808
GrowGeneration Corp.(a)	74,105	290,492
Liquidity Services, Inc.(a)	57,202	804,260
NIU Technologies - ADR(a)	17,566	91,870
OneWater Marine, Inc.(a)	18,555	530,673
PC Connection, Inc.	9,224	432,606
RealReal, Inc. (The)(a)	85,239	106,549
Rush Street Interactive, Inc.(a)	30,292	108,748
Shake Shack, Inc., Class A(a)	11,511	478,052
Signet Jewelers Ltd.	6,450	438,600
Sonic Automotive, Inc., Class A	11,134	548,572
Thor Industries, Inc.	2,265	170,985
XPEL, Inc.(a)	7,898	474,354
		9,548,997
Consumer Staples — 4.95%
Chefs’ Warehouse, Inc. (The)(a)	6,712	223,375
e.l.f. Beauty, Inc.(a)	14,557	805,003
Five Below, Inc.(a)	1,888	333,931
Inter Parfums, Inc.	4,510	435,305
J&J Snack Foods Corp.	3,663	548,388
Utz Brands, Inc.(b)	40,502	642,361
Vita Coco Co., Inc. (The)(a),(b)	73,064	1,009,744
		3,998,107
Energy — 5.06%
Ameresco, Inc., Class A(a)	12,833	733,278
Antero Resources Corp.(a)	21,264	658,971
Chesapeake Energy Corp.	6,586	621,521

See accompanying notes which are an integral part of these financial statements.

ERShares US Small Cap
Schedule of Investments (continued)
December 31, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.13% (continued)
Energy — 5.06% (continued)
Daqo New Energy Corp. - ADR(a)	1,900	$73,359
Matador Resources Co.	11,726	671,196
Vermilion Energy, Inc.	40,719	720,727
W&T Offshore, Inc. (a)	109,759	612,455
		4,091,507
Financials — 6.88%
B. Riley Financial, Inc.	5,298	181,192
Credit Acceptance Corp.(a),(b)	530	251,432
Customers Bancorp, Inc.(a)	8,973	254,295
Evercore, Inc., Class A	4,071	444,064
Futu Holdings Ltd. - ADR(a)	2,606	105,934
Grid Dynamics Holdings, Inc.(a)	19,401	217,679
HCI Group, Inc.(b)	12,313	487,472
Houlihan Lokey, Inc.	2,901	252,851
Kinsale Capital Group, Inc.	2,385	623,725
Live Oak Bancshares, Inc.	5,631	170,056
Moelis & Co., Class A	7,872	302,049
Palomar Holdings, Inc.(a)	12,543	566,442
Pinnacle Financial Partners, Inc.	5,556	407,811
Preferred Bank	3,723	277,810
Robinhood Markets, Inc., Class A(a)	10,244	83,386
Signature Bank	1,251	144,140
Stifel Financial Corp.	2,907	169,682
Triumph Bancorp, Inc.(a)	4,053	198,070
Trupanion, Inc.(a)	8,832	419,785
		5,557,875
Health Care — 28.49%
10X Genomics, Inc., Class A(a)	2,776	101,157
ACADIA Pharmaceuticals, Inc.(a)	18,212	289,935
Alector, Inc.(a)	68,627	633,427
Alkermes PLC(a)	25,065	654,948
Allogene Therapeutics, Inc.(a)	16,901	106,307
Amedisys, Inc.(a)	4,811	401,911
Amphastar Pharmaceuticals, Inc.(a)	14,669	411,025
Apellis Pharmaceuticals, Inc.(a)	13,959	721,820
Arcus Biosciences, Inc.(a)	16,157	334,127
Arrowhead Pharmaceuticals, Inc.(a)	26,853	1,089,159
Arvinas, Inc.(a)	8,039	275,014
Beam Therapeutics, Inc.(a)	12,155	475,382
Berkeley Lights, Inc.(a)	21,805	58,437
Blueprint Medicines Corp.(a)	7,325	320,908
Bridgebio Pharma, Inc.(a)	32,669	248,938
Castle Biosciences, Inc.(a)	15,452	363,740
Catalyst Pharmaceuticals, Inc.(a)	44,599	829,542
Cerus Corp.(a)	112,834	411,844
CRISPR Therapeutics AG(a)	7,917	321,826
Eagle Pharmaceuticals, Inc.(a)	12,704	371,338
Ensign Group, Inc. (The)	10,993	1,040,047

See accompanying notes which are an integral part of these financial statements.

ERShares US Small Cap
Schedule of Investments (continued)
December 31, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.13% (continued)
Health Care — 28.49% (continued)
Exact Sciences Corp.(a)	2,775	$137,390
Exelixis, Inc.(a)	57,544	923,007
Fate Therapeutics, Inc.(a)	18,457	186,231
Ginkgo Bioworks Holdings, Inc.(a),(b)	47,540	80,343
Globus Medical, Inc., Class A(a)	13,354	991,802
Inotiv, Inc.(a),(b)	23,356	115,379
Intellia Therapeutics, Inc.(a)	10,705	373,497
Invitae Corp.(a)	99,759	185,552
iRadimed Corp.	20,370	576,267
Kodiak Sciences, Inc.(a)	46,298	331,494
Krystal Biotech, Inc.(a)	5,419	429,293
LeMaitre Vascular, Inc.	17,673	813,311
LHC Group, Inc.(a)	3,015	487,495
Madrigal Pharmaceuticals, Inc.(a)	2,454	712,274
MEDNAX, Inc.(a)	38,235	568,172
Merit Medical Systems, Inc.(a)	14,591	1,030,417
Pacific Biosciences of California, Inc. (a)	13,167	107,706
Paragon 28, Inc.(a)	17,349	331,539
Relay Therapeutics, Inc.(a)	16,428	245,434
Seer, Inc.(a)	28,043	162,649
Select Medical Holdings Corp.	33,474	831,159
ShockWave Medical, Inc.(a)	4,681	962,460
Supernus Pharmaceuticals, Inc.(a)	22,290	795,084
Teladoc Health, Inc.(a)	3,027	71,589
Twist Bioscience Corp.(a)	23,778	566,154
Veracyte, Inc.(a)	3,824	90,744
Vir Biotechnology, Inc.(a)	13,196	333,991
Zynex, Inc.(b)	81,086	1,127,907
		23,029,172
Industrials — 9.06%
AAON, Inc.	11,946	899,773
Allegiant Travel Co.(a)	4,412	299,972
Bloom Energy Corp., Class A(a)	30,096	575,436
Clean Harbors, Inc.(a)	8,519	972,188
Enovis Corp.(a)	8,788	470,334
ESAB Corp.	8,572	402,198
Forrester Research, Inc.(a)	17,277	617,826
Hillenbrand, Inc.	10,358	441,976
Insperity, Inc.	7,550	857,680
Napco Security Technologies, Inc.(a)	35,993	989,087
Titan Machinery, Inc.(a)	19,106	759,081
TuSimple Holdings, Inc., Class A(a)	23,916	39,222
		7,324,773
Information Technology — 1.16%
ExlService Holdings, Inc.(a)	5,533	937,456

Materials — 2.14%
Element Solutions, Inc.	20,016	364,091

See accompanying notes which are an integral part of these financial statements.

ERShares US Small Cap
Schedule of Investments (continued)
December 31, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.13% (continued)
Materials — 2.14% (continued)
Encore Wire Corp.	3,393	$466,742
First Majestic Silver Corp.	18,200	151,788
Franco-Nevada Corp.	1,951	266,272
Graphic Packaging Holding Co.	21,449	477,240
		1,726,133
Real Estate — 1.64%
eXp World Holdings, Inc.(b)	40,208	445,505
Gladstone Land Corp.	18,397	337,585
Legacy Housing Corp.(a)	5,839	110,707
Newmark Group, Inc., Class A	54,196	431,942
		1,325,739
Technology — 22.77%
Altair Engineering, Inc., Class A(a)	17,384	790,450
Ambarella, Inc.(a)	4,301	353,671
Appfolio, Inc., Class A(a)	6,369	671,165
Appian Corp.(a)	5,312	172,959
Asana, Inc., Class A(a)	29,608	407,702
Box, Inc., Class A(a)	30,836	959,926
Coherent Corp.(a)	9,903	347,595
CS Disco, Inc.(a)	67,722	428,003
Domo, Inc.(a)	13,535	192,738
Fastly, Inc.(a)	36,402	298,132
GitLab, Inc.(a),(b)	9,668	439,314
Impinj, Inc.(a)	5,424	592,192
Intapp, Inc.(a)	11,556	288,207
JFrog Ltd(a)	7,054	150,462
Lattice Semiconductor Corp.(a)	13,094	849,540
Materialise NV - ADR(a)	33,034	290,699
MaxLinear, Inc.(a)	22,415	760,989
Omnicell, Inc.(a)	13,804	695,998
PagerDuty, Inc.(a)	12,736	338,268
Phreesia, Inc.(a)	21,262	688,038
PubMatic, Inc.(a)	42,514	544,604
Pure Storage, Inc., Class A(a)	16,461	440,496
R1 RCM, Inc.(a)	59,214	648,393
Rapid7, Inc.(a)	19,451	660,945
Repay Holdings Corp.(a)	27,967	225,134
Sanmina Corp.(a)	14,811	848,522
Schrodinger, Inc.(a)	14,967	279,733
Signify Health, Inc.(a)	4,348	124,614
Sprout Social, Inc., Class A(a)	11,032	622,867
Super Micro Computer, Inc.(a)	11,611	953,264
TaskUs, Inc.(a)	23,064	389,782
Tenable Holdings, Inc.(a)	20,232	771,851
TTEC Holdings, Inc.	11,573	510,716
Upstart Holdings, Inc.(a),(b)	4,367	57,732
Vicor Corp.(a)	14,827	796,951
Wolfspeed, Inc.(a)	2,607	179,987

See accompanying notes which are an integral part of these financial statements.

ERShares US Small Cap
Schedule of Investments (continued)
December 31, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.13% (continued)
Technology — 22.77% (continued)
Zuora, Inc.(a)	96,945	$616,570
		18,388,209

Total Common Stocks
(Cost $85,024,980)		79,294,527

Money Market Funds - 1.90%
Fidelity Investments Money Market Treasury Only Portfolio, Class I, 3.99%(c)	1,534,209	1,534,209

Total Money Market Funds
(Cost $1,534,209)		1,534,209

Total Investments — 100.03%
(Cost $86,559,189)		80,828,736

Liabilities in Excess of Other Assets — (0.03)%		(25,795)

Net Assets — 100.00%		$80,802,941

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan as of December 31, 2022. The total value of the securities on loan as of December 31, 2022 was $4,260,318.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2022.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

ERShares US Large Cap
Schedule of Investments
December 31, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.37%
Communications — 11.20%
Alphabet, Inc., Class A(a)	13,557	$1,196,135
DISH Network Corp., Class A(a)	22,256	312,474
Meta Platforms, Inc., Class A(a)	6,521	784,737
Playtika Holding, Corp.(a)	15,665	133,309
Roku, Inc.(a)	7,302	297,191
Trade Desk, Inc. (The), Class A(a)	4,024	180,396
		2,904,242
Consumer Discretionary — 10.47%
Advance Auto Parts, Inc.	942	138,502
Amazon.com, Inc.(a)	5,884	494,256
Chipotle Mexican Grill, Inc.(a)	273	378,784
Copart, Inc.(a)	3,418	208,122
Etsy, Inc.(a)	2,741	328,317
Freshpet, Inc.(a)	3,141	165,751
RH(a)	916	244,746
Starbucks Corp.	2,748	272,602
Tesla, Inc.(a)	1,050	129,339
TJX Cos., Inc. (The)	4,454	354,539
		2,714,958
Consumer Staples — 2.77%
Beyond Meat, Inc.(a),(b)	6,084	74,894
Boston Beer Co., Inc. (The), Class A(a)	341	112,366
Five Below, Inc.(a)	1,632	288,652
Walgreens Boots Alliance, Inc.	6,453	241,084
		716,996
Energy — 1.86%
Chevron Corp.	468	84,001
Enphase Energy, Inc.(a)	1,218	322,722
Valero Energy Corp.	591	74,974
		481,697
Financials — 5.14%
Ares Management Corp., Class A	3,500	239,540
BlackRock, Inc.	268	189,913
Credit Acceptance Corp.(a),(b)	291	138,050
Enstar Group, Ltd.(a)	1,016	234,738
Icahn Enterprises, L.P.	365	18,488
Intercontinental Exchange, Inc.	1,509	154,808
W.R. Berkley Corp.	2,983	216,476
Western Alliance Bancorp	2,382	141,872
		1,333,885
Health Care — 11.74%
Amedisys, Inc.(a)	1,965	164,156
Danaher Corp.	728	193,226
Exact Sciences Corp.(a)	3,701	183,237
Exelixis, Inc.(a)	7,955	127,598
Globus Medical, Inc., Class A(a)	4,531	336,517
Jazz Pharmaceuticals PLC(a)	912	145,291

See accompanying notes which are an integral part of these financial statements.

ERShares US Large Cap
Schedule of Investments (continued)
December 31, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.37% (continued)
Health Care — 11.74% (continued)
Masimo Corp.(a)	1,871	$276,814
Regeneron Pharmaceuticals, Inc.(a)	430	310,241
ResMed, Inc.	1,916	398,777
Royalty Pharma PLC, Class A	4,066	160,688
Seagen, Inc.(a)	2,380	305,854
Teladoc Health, Inc.(a)	6,912	163,469
United Therapeutics Corp.(a)	998	277,534
		3,043,402
Industrials — 2.98%
Cintas Corp.	963	434,910
Cognex Corp.	7,166	337,590
		772,500
Materials — 1.57%
Franco-Nevada Corp.	1,259	171,828
Steel Dynamics, Inc.	2,408	235,262
		407,090
Real Estate — 1.46%
Extra Space Storage, Inc.	796	117,155
Kimco Realty Corp.	12,367	261,933
		379,088
Technology — 49.18%
Adobe, Inc.(a)	958	322,396
Akamai Technologies, Inc.(a)	2,221	187,230
Apple, Inc.	8,436	1,096,089
Arista Networks, Inc.(a)	3,469	420,963
Bentley Systems, Inc.	2,399	88,667
Block, Inc., Class A(a)	5,401	339,399
Cadence Design Systems, Inc.(a)	1,464	235,177
Cloudflare , Inc., Class A(a)	3,123	141,191
Crowdstrike Holdings, Inc., Class A(a)	1,820	191,628
Datadog, Inc.(a)	2,422	178,017
EPAM Systems, Inc.(a)	1,680	550,603
FleetCor Technologies, Inc.(a)	2,077	381,503
Fortinet, Inc.(a)	9,241	451,792
Juniper Networks, Inc.	7,961	254,434
Microsoft Corp.	4,222	1,012,520
MongoDB, Inc.(a)	1,432	281,875
Monolithic Power Systems, Inc.	1,230	434,940
NVIDIA Corp.	6,812	995,506
Omnicell, Inc.(a)	3,973	200,319
Oracle Corp.	4,873	398,319
Palo Alto Networks, Inc.(a)	1,623	226,473
Paycom Software, Inc.(a)	1,239	384,474
Pure Storage, Inc., Class A(a)	11,766	314,858
Qualcomm, Inc.	2,837	311,900
Salesforce.com, Inc.(a)	4,209	558,071
SS&C Technologies Holdings, Inc.	7,245	377,175
Synopsys, Inc.(a)	2,145	684,877

See accompanying notes which are an integral part of these financial statements.

ERShares US Large Cap
Schedule of Investments (continued)
December 31, 2022 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.37% (continued)
Technology — 49.18% (continued)
Twilio, Inc., Class A(a)	7,212	$353,100
Ubiquiti, Inc.	802	219,371
Veeva Systems, Inc., Class A(a)	1,367	220,606
VMware, Inc., Class A(a)	3,381	415,052
Workday, Inc., Class A(a)	1,401	234,429
Zoom Video Communications, Inc., Class A(a)	4,298	291,147
		12,754,101
Total Common Stocks
(Cost $28,346,323)		25,507,959

Money Market Funds - 1.68%
Fidelity Investments Money Market Treasury Only Portfolio, Class I, 3.99%(c)	434,537	434,537

Total Money Market Funds
(Cost $434,537)		434,537

Total Investments — 100.05%
(Cost $28,780,860)		25,942,496

Liabilities in Excess of Other Assets — (0.05)%		(13,682)

Net Assets — 100.00%		$25,928,814

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan as of December 31, 2022. The total value of the securities on loan as of December 31, 2022 was $212,458.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2022.

See accompanying notes which are an integral part of these financial statements.

EntrepreneurShares Series Trust
Statements of Assets and Liabilities
December 31, 2022 (Unaudited)

	ERShares
	Global	ERShares US	ERShares US
	Entrepreneurs	Small Cap	Large Cap
Assets
Investments, at cost	$47,677,700	$86,559,189	$28,780,860
Investments at fair value(a)	43,000,717	80,828,736	25,942,496
Receivable for fund shares sold	—	10,169	—
Dividends and interest receivable	22,910	20,853	6,614
Securities lending income receivable	228	1,786	2,944
Tax reclaims receivable	30,950	952	366
Prepaid expenses	6,356	13,855	8,914
Total Assets	43,061,161	80,876,351	25,961,334

Liabilities
Payable for fund shares redeemed	—	—	3,052
Payable to Adviser	25,103	44,077	9,156
Payable to Administrator	4,083	5,875	3,421
Payable to Trustees	2,593	4,739	1,981
Accrued expenses and other liabilities	23,180	18,719	14,910
Total Liabilities	54,959	73,410	32,520
Net Assets	$43,006,202	$80,802,941	$25,928,814

Net Assets consist of:
Paid-in capital	77,757,169	106,574,290	47,377,978
Accumulated deficit	(34,750,967)	(25,771,349)	(21,449,164)
Net Assets	$43,006,202	$80,802,941	$25,928,814
Institutional Class
Net Assets	$43,006,202	$80,802,941	$25,928,814
Shares outstanding (unlimited number of shares authorized, $0.01 par value)	4,360,776	14,521,031	5,682,659
Net asset value and offering price per share	$9.86	$5.56	$4.56
Redemption price per share (NAV * 98%)(b)	$9.66	$5.45	$4.47

(a)	Includes securities on loan of $194,163, $4,260,318, and $212,458 respectively. See Note 2.

(b)	The Fund charges a 2.00% redemption fee on shares redeemed within five business days of purchase. Shares are redeemed at the NAV if held longer than five business days. See Note 8.

See accompanying notes which are an integral part of these financial statements.

EntrepreneurShares Series Trust
Statements of Operations
For the six months ended December 31, 2022 (Unaudited)

	ERShares Global	ERShares US	ERShares US
	Entrepreneurs	Small Cap	Large Cap
Investment Income
Dividend income (net of foreign taxes withheld of $7,265, $562 and $75)	$206,550	$182,320	$107,310
Interest income	41,810	46,346	19,057
Securities lending income	995	7,821	12,484
Total investment income	249,355	236,487	138,851

Expenses
Advisory fees	202,647	320,728	94,528
Fund accounting and administration fees	20,093	31,836	11,779
Custodian fees	10,630	2,523	2,523
Auditing fees	8,066	8,065	8,065
Transfer agent	5,341	5,638	5,392
Registration fees	4,624	12,632	7,710
Pricing fees	3,923	1,671	894
Legal fees	3,610	7,186	2,541
Trustees’ fees and expenses	3,509	6,639	2,240
Shareholder reporting fees	1,926	3,916	1,765
Insurance expense	1,662	1,670	1,998
Miscellaneous	5,389	4,182	4,104
Total expenses	271,420	406,686	143,539
Fees contractually waived by Adviser	(48,395)	(43,533)	(34,316)
Net operating expenses	223,025	363,153	109,223
Net investment income (loss)	26,330	(126,666)	29,628

Net Realized and Change in Unrealized Gain (Loss)
Net realized loss on:
Investments	(4,069,381)	(800,204)	(3,316,572)
Foreign currency transactions	(953)	—	—
Net realized loss	(4,070,334)	(800,204)	(3,316,572)

Change in unrealized appreciation on:
Investments	2,609,069	2,505,848	2,193,356
Foreign currency translations	735	—	—
Net change in unrealized appreciation	2,609,805	2,505,848	2,193,356
Net realized and change in unrealized appreciation (depreciation) on investments	(1,460,530)	1,705,644	(1,123,216)
Net increase (decrease) in net assets resulting from operations	$(1,434,200)	$1,578,978	$(1,093,588)

See accompanying notes which are an integral part of these financial statements.

EntrepreneurShares Series Trust
Statements of Changes in Net Assets
December 31, 2022 (Unaudited)

	ERShares Global Entrepreneurs
	For the Six
	Months Ended	For the Year
	December 31,	Ended June 30,
	2022	2022
	(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$26,330	$(552,842)
Net realized loss on investments and foreign currency transactions	(4,070,334)	(21,317,413)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	2,609,804	(19,807,232)
Net decrease in net assets resulting from operations	(1,434,200)	(41,677,487)

Distributions to Shareholders from Earnings:
Institutional Class	—	(23,252,220)
Total distributions to shareholders	—	(23,252,220)

Capital Transactions:
Institutional Class
Proceeds from shares sold	5,048	60,899
Reinvestment of distributions	—	22,881,165
Cost of shares redeemed	(733,080)	(34,470,874)
Net decrease in net assets resulting from capital transactions	(728,032)	(11,528,810)
Total Decrease in Net Assets	(2,162,232)	(76,458,517)

Net Assets
Beginning of period	45,168,434	121,626,951
End of period	$43,006,202	$45,168,434

Share Transactions
Shares sold	475	3,483
Shares issued in reinvestment of distributions	—	1,619,332
Shares redeemed	(71,825)	(2,765,008)
Net decrease in shares outstanding	(71,350)	(1,142,193)

See accompanying notes which are an integral part of these financial statements.

EntrepreneurShares Series Trust
Statements of Changes in Net Assets (continued)
December 31, 2022 (Unaudited)

	ERShares US Small Cap
	For the Six
	Months Ended	For the Year
	December 31,	Ended June 30,
	2022	2022
	(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(126,666)	$183,362
Net realized loss on investments and foreign currency transactions	(800,204)	(13,075,869)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	2,505,848	(32,198,154)
Net increase (decrease) in net assets resulting from operations	1,578,978	(45,090,661)

Distributions to Shareholders from Earnings:
Institutional Class	—	(49,552,856)
Total distributions to shareholders	—	(49,552,856)

Capital Transactions:
Institutional Class
Proceeds from shares sold	98,353	409,269
Reinvestment of distributions	—	49,505,052
Cost of shares redeemed	(778,009)	(28,995,659)
Net increase (decrease) in net assets resulting from capital transactions	(679,656)	20,918,662
Total Increase (Decrease) in Net Assets	899,322	(73,724,855)

Net Assets
Beginning of period	79,903,619	153,628,474
End of period	$80,802,941	$79,903,619

Share Transactions
Shares sold	17,351	44,894
Shares issued in reinvestment of distributions	—	6,513,823
Shares redeemed	(130,542)	(2,143,053)
Net increase (decrease) in shares outstanding	(113,191)	4,415,664

See accompanying notes which are an integral part of these financial statements.

EntrepreneurShares Series Trust
Statements of Changes in Net Assets (continued)
December 31, 2022 (Unaudited)

	ERShares US Large Cap
	For the Six
	Months Ended	For the Year
	December 31,	Ended June 30,
	2022	2022
	(Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$29,628	$(329,441)
Net realized loss on investments and foreign currency transactions	(3,316,572)	(6,429,497)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	2,193,356	(23,022,716)
Net decrease in net assets resulting from operations	(1,093,588)	(29,781,654)

Distributions to Shareholders from Earnings:
Institutional Class	—	(47,214,309)
Total distributions to shareholders	—	(47,214,309)

Capital Transactions:
Institutional Class
Proceeds from shares sold	113,065	913,539
Reinvestment of distributions	—	47,205,447
Cost of shares redeemed	(10,280,572)	(93,705,002)
Net decrease in net assets resulting from capital transactions	(10,167,507)	(45,586,016)
Total Decrease in Net Assets	(11,261,095)	(122,581,979)

Net Assets
Beginning of period	37,189,909	159,771,888
End of period	$25,928,814	$37,189,909

Share Transactions
Shares sold	22,396	126,081
Shares issued in reinvestment of distributions	—	6,962,455
Shares redeemed	(2,118,876)	(8,445,756)
Net decrease in shares outstanding	(2,096,480)	(1,357,220)

See accompanying notes which are an integral part of these financial statements.

ERShares Global Entrepreneurs - Institutional Class
Financial Highlights
(For a share outstanding during each year)

	For the Six
	Months
	Ended		For the	For the		For the	For the	For the
	December		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	31, 2022		June 30,	June 30,		June 30,	June 30,	June 30,
	(Unaudited)		2022	2021		2020	2019	2018
Selected Per Share Data:
Net asset value, beginning of period	$10.19		$21.82	$16.82		$15.78	$16.07	$14.65
Investment operations:
Net investment income (loss)(a)	0.01		(0.10)	(0.14)		(0.08)	(0.06)	(0.10)
Net realized and unrealized gain (loss)	(0.34)		(7.22)	7.32		1.61	0.16	2.77
Total from investment operations	(0.33)		(7.32)	7.18		1.53	0.10	2.67
Less distributions to shareholders from:
Net investment income	—		(0.15)	—		—	—	—
Net realized gains	—		(4.16)	(2.18)		(0.49)	(0.39)	(1.25)
Total distributions	—		(4.31)	(2.18)		(0.49)	(0.39)	(1.25)
Paid in capital from redemption fees	—		—	—	(b)	— (b)	— (b)	— (b)
Net asset value, end of period	$9.86		$10.19	$21.82		$16.82	$15.78	$16.07
Total Return(c)	(3.24	)% (d)	(39.05)%	42.63%		9.80%	1.11%	18.65%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$43,006		$45,168	$121,627		$51,234	$63,784	$63,082
Ratio of expenses to average net assets:
Before fees waived/recouped	1.19	% (e)	1.37%	1.44%		1.49%	1.47%	1.53%
After fees waived/recouped	0.98	% (e)	1.29%	1.44%		1.49%	1.56%	1.70%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recouped	(0.10	)% (e)	(0.70)%	(0.67)%		(0.51)%	(0.27)%	(0.47)%
After fees waived/recouped	0.12	% (e)	(0.63)%	(0.67)%		(0.51)%	(0.36)%	(0.64)%
Portfolio turnover rate	47	% (d)	265%	477	% (f)	61%	23%	38%

(a)	Based on average shares outstanding during the period.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns would have been lower/higher had certain expenses not been waived/recovered by the advisor (see Note 3). Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	The Fund has experienced an unusual interest rate environment combined with volatile markets resulting from inflationary concerns. These two factors posed potential adverse effects to the Fund. Thus, the portfolio manager engaged in temporary defensive positions as well as positioned the Fund to take the best advantage of the environment it was facing. These two actions, combined with a reversion of the defensive positions, resulted in an increased turnover for the Fund.

See accompanying notes which are an integral part of these financial statements.

ERShares US Small Cap - Institutional Class
Financial Highlights
(For a share outstanding during each year)

	For the Six
	Months
	Ended		For the	For the		For the		For the	For the
	December		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	31, 2022		June 30,	June 30,		June 30,		June 30,	June 30,
	(Unaudited)		2022	2021		2020		2019	2018
Selected Per Share Data:
Net asset value, beginning of period	$5.46		$15.03	$12.01		$12.71		$15.27	$12.75
Investment operations:
Net investment income (loss)(a)	(0.02)		0.02	(0.06)		(0.01)		— (b)	(0.02)
Net realized and unrealized gain (loss)	0.12		(3.66)	5.35		0.11		(0.28)	3.89
Total from investment operations	0.10		(3.64)	5.29		0.10		(0.28)	3.87
Less distributions to shareholders from:
Net investment income	—		(0.16)	—		(0.01)		—	—
Net realized gains	—		(5.77)	(2.27)		(0.79)		(2.28)	(1.35)
Total distributions	—		(5.93)	(2.27)		(0.80)		(2.28)	(1.35)
Paid in capital from redemption fees	—		—	—	(b)	—	(b)	— (b)	— (b)
Net asset value, end of period	$5.56		$5.46	$15.03		$12.01		$12.71	$15.27
Total Return(c)	1.83	% (d)	(35.35)%	42.19%		0.86%		1.58%	32.42%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$80,803		$79,904	$153,628		$163,828		$160,710	$159,435
Ratio of expenses to average net assets:
Before fees waived/recouped	0.95	% (e)	0.88%	0.87%		0.90%		0.89%	0.90%
After fees waived/recouped	0.85	% (e)	0.85%	0.85%		0.85%		0.85%	0.85%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recouped	(0.40	)% (e)	0.16%	(0.43)%		(0.10)%		(0.05)%	(0.16)%
After fees waived/recouped	(0.30	)% (e)	0.13%	(0.41)%		(0.05)%		(0.01)%	(0.11)%
Portfolio turnover rate	28	% (d)	175%	439	% (f)	139	% (f)(g)	43%	72%

(a)	Based on average shares outstanding during the period.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns would have been lower/higher had certain expenses not been waived/recovered by the advisor (see Note 3). Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	The Fund has experienced an unusual interest rate environment combined with volatile markets resulting from inflationary concerns. These two factors posed potential adverse effects to the Fund. Thus, the portfolio manager engaged in temporary defensive positions as well as positioned the Fund to take the best advantage of the environment it was facing. These two actions, combined with a reversion of the defensive positions, resulted in an increased turnover for the Fund.

(g)	Given the abnormal market circumstances during the quarter ending June 30, 2020, as a result of the COVID-19 situation; the Fund had taken a temporary defensive approach. Implementing the temporary defensive measure resulted in the increase in portfolio turnover for the Fund. The Fund’s exposure to the Entrepreneur 30 Index had been reduced in line with the following guideline of the then current prospectus “Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the Entrepreneur 30 Index.” The Fund no longer follows an index.

See accompanying notes which are an integral part of these financial statements.

ERShares US Large Cap - Institutional Class
Financial Highlights
(For a share outstanding during each year)

	For the Six
	Months
	Ended		For the	For the		For the		For the	For the
	December		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	31, 2022		June 30,	June 30,		June 30,		June 30,	June 30,
	(Unaudited)		2022	2021		2020		2019	2018
Selected Per Share Data:
Net asset value, beginning of period	$4.78		$17.49	$16.90		$15.17		$14.75	$12.61
Investment operations:
Net investment income (loss)(a)	0.01		(0.04)	(0.10)		(0.03)		— (b)	(0.02)
Net realized and unrealized gain (loss)	(0.23)		(3.14)	4.72		2.73		0.69	3.48
Total from investment operations	(0.22)		(3.18)	4.62		2.70		0.69	3.46
Less distributions to shareholders from:
Net investment income	—		(0.14)	—		—		—	(0.01)
Net realized gains	—		(9.39)	(4.03)		(0.97)		(0.27)	(1.31)
Total distributions	—		(9.53)	(4.03)		(0.97)		(0.27)	(1.32)
Paid in capital from redemption fees	—		—	—	(b)	—	(b)	— (b)	— (b)
Net asset value, end of period	$4.56		$4.78	$17.49		$16.90		$15.17	$14.75
Total Return(c)	(4.60	)% (d)	(34.27)%	24.30%		18.50%		5.09%	28.67%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$25,929		$37,190	$159,772		$151,308		$133,321	$124,392
Ratio of expenses to average net assets:
Before fees waived/recouped	0.99	% (e)	0.78%	0.76%		0.80%		0.79%	0.81%
After fees waived/recouped	0.75	% (e)	0.75%	0.75%		0.75%		0.75%	0.75%
Ratio of net investment income (loss) to average net assets:
Before fees waived/recouped	(0.03	)% (e)	(0.35)%	(0.54)%		(0.24)%		(0.07)%	(0.18)%
After fees waived/recouped	0.20	% (e)	(0.33)%	(0.53)%		(0.19)%		(0.03)%	(0.12)%
Portfolio turnover rate	30	% (d)	187%	584	% (f)	149	% (f)(g)	—%	43%

(a)	Based on average shares outstanding during the period.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns would have been lower/higher had certain expenses not been waived/recovered by the advisor (see Note 3). Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

(d)	Not annualized.

(e)	Annualized.

(f)	The Fund has experienced an unusual interest rate environment combined with volatile markets resulting from inflationary concerns. These two factors posed potential adverse effects to the Fund. Thus, the portfolio manager engaged in temporary defensive positions as well as positioned the Fund to take the best advantage of the environment it was facing. These two actions, combined with a reversion of the defensive positions, resulted in an increased turnover for the Fund.

(g)	Given the abnormal market circumstances during the quarter ending June 30, 2020, as a result of the COVID-19 situation; the Fund had taken a temporary defensive approach. Implementing the temporary defensive measure resulted in the increase in portfolio turnover for the Fund. The Fund’s exposure to the Entrepreneur 30 Index had been reduced in line with the following guideline of the then current prospectus “Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the Entrepreneur 30 Index.” The Fund no longer follows an index.

See accompanying notes which are an integral part of these financial statements.

EntrepreneurShares Series Trust
Notes to the Financial Statements
December 31, 2022 (Unaudited)

1. ORGANIZATION

EntrepreneurShares™ Series Trust, a Delaware statutory trust (the “Trust”), was formed on July 1, 2010, and has authorized capital of unlimited shares of beneficial interest. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is authorized to issue multiple series and classes of shares. ERShares Global Fund (the “Global Fund”, formerly known as EntrepreneurShares Global Fund), ERShares US Small Cap Fund (the “US Small Cap Fund”, formerly known as Entrepreneur US Small Cap Fund), and ERShares US Large Cap Fund (the “US Large Cap Fund”, formerly known as Entrepreneur US Large Cap Fund) (each separately a “Fund”, or collectively, “the Funds”) are each classified as a “diversified” series, as defined in the 1940 Act. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies including Accounting Standards Update (“ASU”) 2013-08. The Global Fund commenced operations on November 11, 2010. The US Small Cap Fund commenced operations on December 17, 2013. The US Large Cap Fund commenced operations on June 30, 2014.

The investment objective of the Global Fund is long-term capital appreciation. The Global Fund seeks to achieve its objective by investing in equity securities of global companies with market capitalizations that are above $300 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by EntrepreneurShares, LLC, (the “Sub Advisor”), the Global Fund’s Sub-Advisor, and Seaport Global Advisors, LLC formerly known as Weston Capital Advisors, LLC, the Global Fund’s investment advisor (the “Global Advisors”). Dr. Joel M. Shulman has been the Global Fund’s portfolio manager since November 11, 2010 and Managing Director of the Advisor and President of the Sub-Advisor.

The investment objective of the US Small Cap Fund is long-term capital appreciation. The US Small Cap Fund seeks to achieve its objective by investing at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of U.S. companies with market capitalization that are below that of the largest member of the Russell 2000 Index at the time of initial purchase and possess entrepreneurial characteristics, as determined by Capital Impact Advisors, LLC (the “Advisor”, collectively with the Global Advisor, the “Advisors”), the US Small Cap Fund’s investment advisor. Dr. Joel M. Shulman has been the US Small Cap Fund’s portfolio manager since December 17, 2013 and Chief Executive Officer of the Advisor.

The investment objective of the US Large Cap Fund is long-term capital appreciation. The US Large Cap Fund seeks to achieve its objective by investing in equity securities of

EntrepreneurShares Series Trust
Notes to the Financial Statements (continued)
December 31, 2022 (Unaudited)

large capitalization U.S. companies with market capitalizations that are above $5 billion at the time of initial purchase and possess entrepreneurial characteristics, as determined by Capital Impact Advisors, LLC, the US Large Cap Fund’s investment advisor. Dr. Joel M. Shulman has been the US Large Cap Fund’s portfolio manager since June 30, 2014 and is Managing Director of the Advisor.

The Global Fund has registered three classes of shares: Class A shares, Retail Class shares and Institutional Class shares. The US Small Cap Fund and US Large Cap Fund each have registered two classes of shares: Institutional Class shares and Retail Class shares. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class and is entitled to such dividends and distributions out of income belonging to the applicable class as are declared by the EntrepreneurShares Series Trust Board of Trustees (the “Board”). On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Currently, only Institutional Class shares of each of the Global Fund, US Small Cap Fund and US Large Cap are being offered.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Investment Valuation

The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Funds.

In determining the net asset value (“NAV”) of the Funds’ shares, securities that are listed on a national securities exchange (other than the National Association of Securities Dealers’ Automatic Quotation System (“NASDAQ”)) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price.

EntrepreneurShares Series Trust
Notes to the Financial Statements (continued)
December 31, 2022 (Unaudited)

Unlisted securities held by the Funds are valued at the average of the quoted bid and ask prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the EntrepreneurShares Series Trust Board of Trustees (the “Board”). Investments in registered open-end investment companies other than exchange-traded funds are valued at the reported NAV.

Short-term investments with 61 days or more to maturity at time of purchase are valued at fair market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, they are generally valued at amortized cost. There is no definitive set of circumstances under which the Funds may elect to use fair value procedures to value a security. Types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including restricted securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the Securities and Exchange Commission (the “SEC”); (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the New York Stock Exchange that would materially affect the value of the security; and (f) fixed income securities that have gone into default and for which there is not a current market value quotation.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value price assigned to a security upon sale.

Securities that are not listed on an exchange are valued by the Funds’ Advisors, under the supervision of the Board. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Advisors and the Board take into account the relevant factors and surrounding circumstances, which may include: (1) the nature and pricing history (if any) of the security; (2) whether any dealer quotations for the security are available; (3) possible valuation methodologies that could be used to determine the fair value of the security; (4) the recommendation of the portfolio manager of the Funds with respect to the valuation of the security; (5) whether the same or similar securities are held by other funds managed by the Advisors or other funds and the method used to price the security in those funds; (6) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Advisors; and (7) the liquidity or illiquidity of the market for the security.

EntrepreneurShares Series Trust
Notes to the Financial Statements (continued)
December 31, 2022 (Unaudited)

Fair Value Measurement

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the year and expanded disclosure of valuation levels for major security types. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access at the measurement date;

Level 2: Observable inputs other than quoted prices included in Level 1 that are observable for the asset either directly or indirectly. These inputs may include quoted prices for identical instruments on inactive markets, quoted prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates, and similar data;

Level 3: Significant unobservable inputs for the asset to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions that a market participant would use in valuing the asset, and would be based on the best information available.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be that market data, which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, and certain money market securities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level

EntrepreneurShares Series Trust
Notes to the Financial Statements (continued)
December 31, 2022 (Unaudited)

2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. During the six months ended December 31, 2022, the Funds did not hold any instrument which used significant unobservable inputs (Level 3) in determining fair value. The tables below are a summary of the inputs used to value the Funds’ investments as of December 31, 2022.

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Global Fund*
Common Stocks	$41,756,511	$—	$—	$41,756,511
Money Market Funds	1,244,206	—	—	1,244,206
Total	$43,000,717	$—	$—	$43,000,717
US Small Cap Fund*
Common Stocks	79,294,527	—	—	79,294,527
Money Market Funds	1,534,209	—	—	1,534,209
Total	$80,828,736	$—	$—	$80,828,736
US Large Cap Fund*
Common Stocks	25,507,959	—	—	25,507,959
Money Market Funds	434,537	—	—	434,537
Total	$25,942,496	$—	$—	$25,942,496

*	For further information regarding security characteristic, please see the Schedules of Investments.

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Use of Estimates and Indemnifications

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown; however, the Trust has not had claims or losses pursuant to these contracts and the Trust expects any risk of loss to be remote.

Federal Income Taxes

The Funds intend to continue to qualify as “regulated investment companies” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds

EntrepreneurShares Series Trust
Notes to the Financial Statements (continued)
December 31, 2022 (Unaudited)

will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and net realized gains to shareholders.

The Funds have reviewed all open tax years and major jurisdictions and concluded that the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority for the six months ended December 31, 2022. The Funds would recognize interest and penalties, if any, related to uncertain tax benefits in the Statements of Operations. During the six months ended December 31, 2022, the Funds did not incur any interest or penalties. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.

Distribution to Shareholders

The Funds intend to continue to distribute to their shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from U.S. GAAP.

Allocation of Expenses

Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determine to be fair and equitable.

Foreign Currency Transactions

The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., fair value of investment securities, assets and liabilities, purchases and sales of investment securities and income and expenses) are translated into U.S. dollars at the current rate of exchange on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included in net realized and unrealized gain or (loss) on investments in the Statements of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign taxes withheld, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains (losses) arise from the changes in foreign exchange

EntrepreneurShares Series Trust
Notes to the Financial Statements (continued)
December 31, 2022 (Unaudited)

rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Investment Transactions and Investment Income

Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts.

Securities Lending

Each Fund may lend portfolio securities constituting up to 33-1/3% of its total assets (as permitted by the 1940 Act) to unaffiliated broker-dealers, banks or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash, U.S. government securities or equivalent collateral or provides an irrevocable letter of credit in favor of the Fund equal in value to at least 102% of the value of loaned domestic securities and 105% of the value of loaned foreign securities on a daily basis. During the time portfolio securities are on loan, the borrower pays the lending Fund an amount equivalent to any dividends or interest paid on such securities, and such Fund may receive an agreed-upon amount of interest income from the borrower who delivered equivalent collateral or provided a letter of credit. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan of portfolio securities and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund does not have the right to vote securities on loan but could terminate the loan and regain the right to vote if that were considered important with respect to the investment.

The primary risk in securities lending is a default by the borrower during a sharp rise in price of the borrowed security resulting in a deficiency in the collateral posted by the borrower. The Funds will seek to minimize this risk by requiring that the value of the securities loaned be computed each day and additional collateral be furnished each day if required. The Funds did not engage in securities lending at December 31, 2022.

Disclosures about Offsetting Assets and Liabilities

The Funds are required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial

EntrepreneurShares Series Trust
Notes to the Financial Statements (continued)
December 31, 2022 (Unaudited)

statement disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Funds’ participation in securities lending, and all amounts related to securities lending are presented gross on the Funds’ Statement of Assets and Liabilities, no additional disclosures have been made on behalf of the Funds. Please refer to the Securities Lending Note for additional disclosures related to securities lending, including collateral related to securities on loan.

3. AGREEMENTS

Global Fund’s Investment Advisory Agreement

Seaport Global Advisors, LLC, a related party of the Global Fund, oversees the performance of the Global Fund and is responsible for overseeing the management of the investment portfolio of the Global Fund. These services are provided under the terms of an investment advisory agreement between the Trust and Global Advisors, pursuant to which Global Advisors receives an annual advisory fee equal to 0.89% Through March 31, 2023, the Advisor has agreed to waive and/or reimburse the Global Fund for its advisory fee, and to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding borrowing and investment-related costs and fees, taxes, extraordinary expenses and fees and expenses of underlying funds) of the Institutional Class shares of the Global Fund to the amounts of 0.98% per annum of net assets attributable to such shares of the Global Fund.

Global Advisors shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its advisory fee or otherwise) in later periods to the extent that the Global Fund’s expenses fall below the annual rates set forth above, given that such a rate is not greater than the rate that was in place at the time of the waiver, provided, however, that the Global Fund is not obligated to pay any such reimbursed fees more than three years after the expense was incurred by Global Advisors.

Sub-Advisory services are provided to the Global Fund, pursuant to an agreement between Global Advisors and EntrepreneurShares, LLC. Under the terms of this sub-advisory agreement, Seaport Global Advisors, LLC, not the Global Fund, compensates the Sub-Advisor based on the Global Fund’s average net assets. Certain officers of Seaport Global Advisors, LLC are also officers of the Sub-Advisor. Dr. Shulman is a majority owner of both Global Advisors and the Sub-Advisor. For the six months ended December 31, 2022, Global Advisors earned a fee of $202,647 from the Global Fund.

US Small Cap Fund and US Large Cap Fund Investment Advisory Agreement

Capital Impact Advisors, LLC, a related party of the US Small Cap Fund and the US Large Cap Fund, oversees the performance of the US Small Cap Fund and the US Large Cap Fund and is responsible for overseeing the management of the investment portfolio of the

EntrepreneurShares Series Trust
Notes to the Financial Statements (continued)
December 31, 2022 (Unaudited)

US Small Cap Fund and the US Large Cap Fund. These services are provided under the terms of investment advisory agreements between the Trust and the Advisor, pursuant to which the Advisor receives an annual advisory fee equal to 0.75% of the US Small Cap Fund’s average net assets, computed daily and paid monthly and 0.65% of the US Large Cap Fund’s average net assets, computed daily and paid monthly. For the six months ended December 31, 2022, Capital Impact Advisors, LLC earned $320,728 and $94,528 from the US Small Cap Fund and US Large Cap Fund, respectively.

Through November 1, 2022 for the US Small Cap Fund and the US Large Cap Fund, the Advisor has agreed to waive and/or reimburse the US Small Cap Fund and the US Large Cap Fund for its advisory fee, and to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding borrowing and investment-related costs and fees, taxes, extraordinary expenses and fees and expenses of underlying funds) of the Institutional Class shares of the US Small Cap Fund to the amounts of 0.85% per annum of net assets attributable to such shares of the US Small Cap Fund and 0.75% per annum of net assets attributable to shares of the US Large Cap Fund. The Advisor shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its advisory fee or otherwise) in later periods to the extent that the US Small Cap Fund or the US Large Cap Fund’s expenses fall below the annual rates set forth above, given that such a rate is not greater than the rate that was in place at the time of the waiver, provided, however, that the US Small Cap Fund and the US Large Cap Fund are not obligated to pay any such reimbursed fees more than three years after the expense was incurred by Advisor.

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the applicable Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions are as follows:

		US Small Cap	US Large Cap
Recoverable Through	Global Fund	Fund	Fund
June 30, 2023	$—	$75,687	$75,120
June 30, 2024	—	41,450	43,400
June 30, 2025	67,805	33,211	26,078
December 31, 2025	48,395	43,533	34,136

EntrepreneurShares Series Trust
Notes to the Financial Statements (continued)
December 31, 2022 (Unaudited)

4. INCOME TAXES

The Funds plan to distribute substantially all of the net investment income and net realized gains that they have realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year for financial reporting purposes may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

The tax character of distributions paid for the fiscal year ended June 30, 2022, the Funds’ most recent fiscal year end, was as follows:

		US Small Cap	US Large Cap
	Global Fund	Fund	Fund
Distributions paid from:
Ordinary income(a)	$14,374,962	$26,806,344	$15,767,436
Long-term capital gains	8,876,408	22,746,512	31,446,873
Tax return of capital	850	—	—
Total distributions paid	$23,252,220	$49,552,856	$47,214,309

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

The Funds designate long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits for the Fund related to net capital gains to zero for the tax year ended June 30, 2022.

Additionally, U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

At December 31, 2022, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

		US Small Cap	US Large Cap
	Global Fund	Fund	Fund
Gross unrealized appreciation	$1,802,832	$8,885,171	$1,134,509
Gross unrealized depreciation	(13,744,847)	(29,303,135)	(7,941,764)
Net unrealized appreciation (depreciation) on investments	(11,942,015)	(20,417,964)	(6,807,255)
Tax cost of investments	$53,698,526	$87,597,399	$32,332,710

The table above differs from the financial statements due to timing differences related to the deferral of losses primarily due to wash sales, passive foreign investment company mark-to-market, C-corp return on capital and MLP adjustments.

EntrepreneurShares Series Trust
Notes to the Financial Statements (continued)
December 31, 2022 (Unaudited)

At June 30, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

		US Small Cap	US Large Cap
	Global Fund	Fund	Fund
Undistributed long-term capital gains	$—	$—	$26,263
Accumulated capital and other losses	(18,766,144)	(4,426,515)	(11,380,226)
Unrealized depreciation on investments	(14,550,624)	(22,923,811)	(9,001,612)
Total accumulated deficit	$(33,316,768)	$(27,350,326)	$(20,355,575)

As of June 30, 2022, ERShares Global Entrepreneurs had short-term capital loss carryforwards available to offset future gains, not subject to expiration, in the amount of $18,766,144.

Certain capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the Fund’s following taxable year. For the tax period ended June 30, 2022, the US Small Cap Fund and US Large Cap Fund deferred post-October capital losses in the amount of $4,273,590 and $11,348,567 and qualified late year ordinary losses in the amount of $152,925 and $31,660, respectively.

5. RELATED PARTIES

At December 31, 2022, certain officers of the Trust were also employees of the Advisors. However, these officers were not compensated directly by the Funds. Refer to Note 1 for more information.

6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2022, for the benefit of its shareholders, MAC & Co., an affiliate of Global Fund, held 95.84% of the total Global Fund shares outstanding. As of December 31, 2022, for the benefit of its shareholders, MAC & Co., an affiliate of the US Small Cap Fund, held 85.76% of the total US Small Cap Fund shares outstanding. As of December 31, 2022, for the benefit of its shareholders, MAC & Co., an affiliate of the US Large Cap Fund, held 96.96% of the total US Large Cap Fund shares outstanding.

EntrepreneurShares Series Trust
Notes to the Financial Statements (continued)
December 31, 2022 (Unaudited)

7. INVESTMENT TRANSACTIONS

For the six months ended December 31, 2022, purchases and sales of investment securities, other than short-term investments, were as follows:

	Purchases	Sales
Global Fund	$20,460,845	$19,442,062
US Small Cap Fund	23,999,996	22,915,697
US Large Cap Fund	8,303,238	16,534,638

There were no purchases or sales of long-term U.S. government obligations during the six months ended December 31, 2022.

8. REDEMPTION FEES

Each Fund imposes a redemption fee equal to 2% of the dollar value of the shares redeemed within five business days of the date of purchase. The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains) or through the automatic investment plan, shares held in retirement plans (if the plans request a waiver of the fee), or shares redeemed through designated systematic withdrawal plans.

9. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of a Fund’s portfolio will be adversely affected. As of December 31, 2022, the Global Fund had 28.74% of the value of its net assets invested in stocks within the Technology sector, the US Small Cap Fund had 28.49% of its net assets invested in stocks within the Health Care sector and the US Large Cap Fund had 49.18% of its net assets invested in stocks within the Technology sector.

10. MARKET AND GEOPOLITICAL RISK

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds’ portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental

EntrepreneurShares Series Trust
Notes to the Financial Statements (continued)
December 31, 2022 (Unaudited)

actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds’ portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

11. FOREIGN INVESTMENT RISK

The Global Fund generally invests a significant portion of its total assets in securities principally traded in markets outside the U.S. The foreign markets in which the Global Fund invests in are sometimes open on days when the New York Stock Exchange (“NYSE”) is not open and the Global Fund does not calculate its NAV, and sometimes are not open on days when the NYSE is open and the Global Fund does calculate its NAV. Even on days on which both the foreign market and the NYSE are open, several hours may pass between the time when trading in the foreign market closes and the time at which the Global Fund calculates its NAV. That is generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America is generally the same as the closing time of the NYSE and the time at which the Global Fund calculate its NAV.

Foreign stocks, as an asset class, may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investment in foreign securities (including, but not limited to, depository receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risk including less liquidity, high inflation rates,

EntrepreneurShares Series Trust
Notes to the Financial Statements (continued)
December 31, 2022 (Unaudited)

unfavorable economic practices and political instability. The risks of foreign investments are typically greater in emerging and less developed markets.

12. SUBSEQUENT EVENTS EVALUATION

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Liquidity Risk Management Program (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, each Fund’s investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the 12 months ended December 31, 2022, the Board and the Trust’s Liquidity Risk Management Program Administrator (the “LPA”) reviewed each Fund’s investments and determined that each Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and LPA concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Summary of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2022 through December 31, 2022.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Ending
	Beginning	Account	Expenses
	Account	Value	Paid	Annualized
	Value July	December	During	Expense
	1, 2022	31, 2022	Period(a)	Ratio
ERShares Global Entrepreneurs
Actual	$1,000.00	$967.60	$4.86	0.98%
Hypothetical(b)	$1,000.00	$1,025.21	$4.99	0.98%
ERShares US Small Cap
Actual	$1,000.00	$1,018.30	$4.32	0.85%
Hypothetical(b)	$1,000.00	$1,025.21	$4.33	0.85%
ERShares US Large Cap
Actual	$1,000.00	$954.00	$3.69	0.75%
Hypothetical(b)	$1,000.00	$1,025.21	$3.82	0.75%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

Investment Advisory Agreement Approval (Unaudited)

On August 24, 2022, all of the Trustees of EntrepreneurShares Series Trust (the “Trust”) met to discuss, among other things, the continuation of the investment advisory and sub-advisory agreements, as applicable, for the ERShares Global Entrepreneurs (the “Global Fund”), the ERShares US Small Cap (the “Small Cap Fund”), and ERShares US Large Cap (the “Large Cap Fund”) (collectively referred to as the “Funds”). In preparation for the meeting they reviewed materials addressing the review and consideration of the investment advisory agreements (the “Agreements”), which included a Gartenberg Memo to the Board of Trustees (the “Board”) from legal counsel, 15(c) analyses for the Funds, and the returns of each Fund and the Funds’ benchmark indices provided in the quarterly Board materials.

Seaport Global Advisors, LLC (“Seaport”) (formerly known as Weston Capital Advisors, LLC) is the Global Fund’s investment adviser, and EntrepreneurShares, LLC (“EntrepreneurShares”) is the Global Fund’s investment sub-adviser. Capital Impact Advisors, LLC (“Capital Impact Advisors”) is the investment adviser to the Small Cap Fund and the Large Cap Fund. Seaport, EntrepreneurShares, and Capital Impact Advisors are referred to herein as the “Advisers,” and the investment advisory agreements for the Global Fund, the Small Cap Fund, and the Large Cap Fund, along with the sub-advisory agreement for the Global Fund, are referred to herein as the “Advisory Agreements.” The Advisers are responsible for management of the investment portfolio of the Funds, and for overall management of the Funds’ business and affairs pursuant to the Advisory Agreements.

At the meeting, the Trustees had ample opportunity to consider matters they deemed relevant in considering the approval of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints. In addition to the materials requested by the Trustees in connection with their consideration of the continuation of the Advisory Agreements, the Trustees received materials in advance of each regular quarterly meeting of the Board of Trustees that provided information relating to the services provided by the Advisers.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Advisory Agreements. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreements. In considering the renewal of the Advisory Agreements, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by Sseaport, Capital Impact Advisors and Entrepreneurs related to the proposed renewal of the Advisory Agreements with respect to the Funds, including each Form ADV and related schedules, a description of the manner in which investment decisions were made and executed, a review of the personnel performing services for each of the Funds, including the individuals that primarily monitor and execute the investment process. The Board discussed the extent of the research capabilities, the quality of the compliance infrastructure and the experience of its investment advisory personnel. The Board noted that each Adviser was an experienced investment adviser with seasoned senior management and that the

Investment Advisory Agreement Approval (Unaudited) (continued)

performance of each Fund was supported by the quality and experience of the staff. Additionally, the Board received satisfactory responses from the representatives of each Adviser with respect to a series of important questions, including: whether each Adviser was involved in any lawsuits or pending regulatory actions; whether the advisory services provided to its other accounts would conflict with the advisory services provided to each of the Funds; whether there were procedures in place to adequately allocate trades among its respective clients; and whether each Adviser’s CCO had processes in place to review the portfolio managers’ performance of their duties to ensure compliance under its compliance program. The Board reviewed the information provided on the practices for monitoring compliance with each of the Funds’ investment limitations and discussed the compliance programs with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that the policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted each Adviser’s representation that the prospectus and statement of additional information for the Funds accurately describe the investment strategies of each of the Funds. The Board then reviewed a description of the capitalization of each Adviser based on financial information provided by and representations made by each Adviser and its representatives and concluded that each Adviser was sufficiently well-capitalized, or its principals have the ability to make additional contributions in order to meet its obligations to each of the Funds. The Board concluded that each Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the respective Advisory Agreement and that the nature, overall quality and extent of the advisory services to be provided by each Adviser to each of the Funds were satisfactory.

The Board reviewed the performance, fee and expense information provided by Ultimus using data provided by Morningstar, Inc. (“Morningstar”). The Board considered the limitations with such a process, including that the categorization determined by Morningstar may or may not subjectively correlate with a Fund’s investment strategy or portfolio holdings. The Board noted that the historical data used in the 15(c) analyses was as of the reporting period ended June 30, 2022, and that as of that date the Global Fund, Small Cap Fund, Large Cap Fund, had approximately $45,.168, $79,.904, and $37,.190, million in net assets, respectively. The Board observed that for the fiscal year ended June 30, 2022, the Advisor contractually waived its advisory fees and reimbursed the Global Fund, Small Cap Fund, and Large Cap Fund for approximately $127,094, to reduce each Fund’s expense ratio to the contractually agreed waiver.

Performance.

Global Fund

The Board discussed Morningstar’s classification of the Global Fund as a World Large Stock Fund. The Board referred to the World Large Stock category analysis as of June 30, 2022, noting that the average net assets for funds in the category was $89.83 million, and that 6 peers were selected. The Board observed that the Global Fund’s one-year, three-year, five-year, and ten-year annualized returns. The Fund’s five-year was 2.75%, the peer group’s average five-year annualized return was 5.19%, and the entire World Stock category’s average five-year annualized return was 7.49%. The Board noted that performance lagged the comparative references for all periods, but that the strategy was long term and that it seemed imprudent to suggest that the Adviser change course.

Investment Advisory Agreement Approval (Unaudited) (continued)

Small Cap Fund

The Board discussed Morningstar’s classification of the Small Cap Fund as a Small Cap Growth Fund. The Board referred to the Small Cap Growth category analysis as of June 30, 2022, noting that the average net assets for funds in the category was $114.30 million and that 8 peers were selected. The Board observed that the Small Cap Fund’s five-year annualized return was 4.52%, the peer group’s average five-year annualized return was 6.56%, and the entire Small Cap Growth category’s average five-year annualized return was 7.79%. The Board noted that performance lagged the comparative references for all periods but that the strategy was long term and that it seemed imprudent to change course.

Large Cap Fund

The Board discussed Morningstar’s classification of the Large Cap Fund as a Large Growth Fund. The Board referred to the Large Cap Growth category analysis as of June 30, 2022, noting that the average net assets for funds in the category was $118.86 million, and that 10 peers were selected. The Board observed that the Large Cap Fund’s five-year annualized return was 5.548%, the peer group’s average five-year annualized return was 10.69%, and the entire Large Growth category’s average five-year annualized return was 11.01%. The Board noted that performance lagged the comparative references for all periods but that the strategy was long term and that it seemed imprudent to change course. The Board noted that the Large Cap Fund’s management fee of 0.65% was slightly more than the peer group’s average management fee of 0.63%, and the Large Cap Fund’s net expense ratio of 0.76% was less than the peer group’s average net expense ratio of 0.81%.

Fees and Expenses. The Board reviewed the fee and expense information provided by the Advisers. The Board considered the limitations with such a process, including that the categorization determined by Morningstar may or may not subjectively correlate with a Fund’s investment strategy or portfolio holdings. The Board noted that the historical data used in the 15(c) analyses was as of the reporting period ended June 30, 2022. The Board observed that for the fiscal year ended June 30, 2022, the Advisor contractually waived its advisory fees and reimbursed the Global Fund, Small Cap Fund, and Large Cap Fund for approximately $127,094, to reduce each Fund’s expense ratio to the contractually agreed waiver.

Global Fund

The Board noted that the Global Fund’s management fee of 0.89% was greater than the peer group’s average management fee of 0.70%, the net expense ratio of 0.99% was less than the peer group’s average net expense ratio of 1.34%. The Board consider the Adviser’s unique entrepreneurial investment approach and the resources required to implement and maintain such an approach with respect to management of the Fund, including the additional resources provided by Entrepreneurs, as sub-adviser to the Fund. The Board concluded that the fee charged by the Adviser to the Fund was not unreasonable.

Small Cap Fund

The Board noted that the Small Cap Fund’s management fee of 0.75% was just above the peer group’s average management fee of 0.74%, and the Small Cap Fund’s net expense ratio of 0.85% was less than the peer group’s average net expense ratio of 0.98%. The Board consider the Adviser’s unique entrepreneurial investment approach and the resources required to implement and maintain

Investment Advisory Agreement Approval (Unaudited) (continued)

such an approach with respect to management of the Fund. The Board concluded that the fee charged by the Adviser to the Fund was not unreasonable.

Large Cap Fund

The Board noted that the Large Cap Fund’s management fee of 0.65% was slightly more than the peer group’s average management fee of 0.63%, and the Large Cap Fund’s net expense ratio of 0.76% was less than the peer group’s average net expense ratio of 0.81%. The Board consider the Adviser’s unique entrepreneurial investment approach and the resources required to implement and maintain such an approach with respect to management of the Fund. The Board concluded that the fee charged by the Adviser to the Fund was not unreasonable.

Profitability. The Board reviewed a profitability analysis provided by each Adviser. They noted that the Advisers provided the Funds’ annual and semi-annual shareholder reports, which contained audited financial statements including gross revenues earned by each Adviser with respect to its management of a respective Fund along with any applicable waived fees and expenses of each Fund. They noted that while each Adviser earned a profit with respect to its management of the Funds, the profit return did not appear to be excessive.

Economies of Scale. The Board examined the Advisor’s effort to achieve economies of scale for each Fund to the benefit of each Fund’s respective shareholders. The Board determined that as the Funds’ assets increase, economies of scale could be realized.

Conclusion

The Board weighed all of the factors presented to them in the Gartenburg Memo, the Morningstar analysis of returns and expense ratios, the returns of the benchmark indices, profitability analysis and discussions with the Adviser during the Board meeting to consider the renewal of the Agreements. Without paying particular weight to any one factor, the Board, including a majority of the Independent Trustees, determined the advisory fees were fair and not unreasonable for the services provided and it was in the best interest of shareholders to continue the Agreements for a one-year period.

Additional Information (Unaudited)

AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT (or any predecessor form). These filings are available on the SEC’s website at www.sec.gov. In addition, the Funds’ Form N-PORT is available without charge, upon request, by calling 1-877-271-8811.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available without charge, upon request, by (1) calling 1-877-271-8811, or (2) on the SEC’s website at www.sec.gov.

HOUSEHOLDING

To reduce expenses, each Fund generally mails only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts and to shareholders that such Fund reasonably believes are from the same family and household. This is referred to as “householding.” If you wish to discontinue householding and would like to receive individual copies of these documents, please call us at 1-877-271-8811. Once a Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving requests. This policy does not apply to account statements.

PRIVACY POLICY (Unaudited)

As part of the EntrepreneurShares fund family’s long tradition of trust, the confidentiality of personal information is paramount. We maintain high standards to safeguard your personal information. We will remain vigilant and professional in protecting that information and in using it in a fair and lawful manner. As part of this commitment to fulfilling your trust we have formulated this Privacy Policy.

Safeguarding Customer Information and Documents

To conduct regular business, we may collect nonpublic personal information from sources such as:

●	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerances;

●	Account History, including information about the transactions and balances in a customer’s account; and

●	Correspondence, written, telephonic, or electronic between a customer and Seaport Global Advisors, LLC; Capital Impact Advisors, LLC; EntrepreneurShares, LLC, and/or any EntrepreneurShares Mutual Fund or Exchange-Traded Fund product; such as, ERShares Global Fund, ERShares US Large Cap Fund, ERShares US Small Cap, ERShares Entrepreneurs ETF, ERShares NextGen Entrepreneurs ETF, or service providers to Seaport Global Advisors, Capital Impact, EntrepreneurShares, and/or EntrepreneurShares’ Funds.

To conduct regular business, we collect non-public customer data in checklists, forms, in written notations, and in documentation provided to us by our customers for evaluation, registration, licensing or related consulting services. We also create internal lists of such data.

EntrepreneurShares will internally safeguard your nonpublic personal information by restricting access to only those employees who provide products or services to you or those who need access to your information to service your account. In addition, we will maintain physical, electronic and procedural safeguards that meet federal and/or state standards to guard your nonpublic personal information. Failure to observe EntrepreneurShares’ procedures regarding customer and consumer privacy will result in discipline and may lead to termination.

Sharing Nonpublic Personal and Financial Information

As EntrepreneurShares shares nonpublic information solely to service our client accounts, we do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law or otherwise disclosed herein.

EntrepreneurShares is committed to the privacy and protection of our customers’ personal and financial information. We will not share any such information with any affiliated or nonaffiliated third party except:

●	When necessary to complete transactions in a customer account, such as clearing firm.

●	When required to service and/or maintain your account.

●	In order to resolve a customer dispute or inquiry.

●	With persons acting in a fiduciary or representative capacity on behalf of the customer.

PRIVACY POLICY (Unaudited) (continued)

●	With rating agencies, persons assessing compliance with industry standards, or to the attorneys, accountants and auditors of the firm.

●	In connection with any sale and / or merger of EntrepreneurShares’ business.

●	To prevent or protect against actual or potential fraud, identity theft, unauthorized transactions, claims or other liability.

●	To comply with all federal, state or local laws, rules, statutes and other applicable legal requirements.

●	In connection with a written agreement to provide advisory services or investment management when the information is released solely for the purpose of providing products or services covered by pursuant to the EntrepreneurShares’ Wrap Fee Program.

●	Upon the customer’s specific instruction, consent or request.

Note: When we share your nonpublic information with any third party for the reasons listed above, we make certain that there are written restrictions in place regarding the use and/or disclosure of said information.

Opt-Out Provisions

It is not a policy of EntrepreneurShares to share nonpublic personal and financial information with affiliated or unaffiliated third parties except under the circumstances noted above. Since sharing under the circumstances noted above is necessary to service customer accounts or is mandated by law, there are no allowances made for clients to opt out.

ERShares Global Fund Investment Advisor
Seaport Global Advisors, LLC
175 Federal Street, Suite 875
Boston, MA 02110

ERShares Global Fund Investment Sub-Advisor
EntrepreneurShares, LLC
175 Federal Street, Suite 875
Boston, MA 02110

ERShares US Small Cap Fund and ERShares US Large Cap Fund Investment Advisor
Capital Impact Advisors, LLC
175 Federal Street, Suite 875
Boston, MA 02110

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Custodian
UMB Bank, N.A.
928 Grand Boulevard, 5th Floor
Kansas City, MO 64106

Distributor
Vigilant Distributors, LLC
223 Wilmington West Chester Pike, Suite 216
Chadds Ford, PA 19317

Administrator, Accountant, Transfer Agent and Dividend Disbursing Agent
Ultimus Fund Solutions, LLC
225 Pictoria Drive,
Cincinnati, OH 45246

Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

This report should be accompanied or preceded by a prospectus.

ERSHARES-SAR-22

(b)	Not applicable.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principle Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. The Registrant has a separately designated standing audit committee in accordance with Section 3(a)(58)(A) of the Exchange Act. All of the Board’s independent Trustees, Charles Aggouras and George R. Berbeco, are members of the Audit Committee.

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

NOT APPLICABLE

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – filed with annual report

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(1)	Not applicable.

(2)	Change in the registrant’s independent public accountants: Not applicable

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EntreprenuerShares Series Trust

By (Signature and Title)       /s/ Joel M. Shulman

Dr. Joel M. Shulman, Principal Executive Officer and Principal Financial Officer

Date    3/8/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Joel M. Shulman

Dr. Joel M. Shulman, Principal Executive Officer and Principal Financial Officer

Date     3/8/2023